UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23304

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-983-0903

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Annual Report to Shareholders

August 31, 2019

ESGL	Invesco ESG Revenue ETF

OMFL	Invesco Russell 1000® Dynamic Multifactor ETF

OMFS	Invesco Russell 2000® Dynamic Multifactor ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

The Market Environment

Domestic Equity

The fiscal year proved to be an increasingly volatile time for US equities. After a relatively quiet summer, market volatility noticeably rose in October 2018, as US equity markets suffered a sharp sell-off through calendar year-end 2018, amid ongoing trade concerns between the US and China, fears of a global economic slowdown and lower oil prices from a supply glut, with oil prices plummeting from near $75 per barrel in early October 2018 to around $45 per barrel in late December 2018.1 In this environment, there was a flight to safety, as investors fled to defensive areas of the markets, such as health care, utilities and US Treasuries.

Given signs of a strong economy, the US Federal Reserve (the Fed) raised interest rates two times during the fiscal year: in September and December 20182. In contrast, the European Central Bank and central banks in several other countries maintained extraordinarily accommodative monetary policies.

Following a sharp selloff during the fourth quarter of 2018, equity markets rebounded in the first quarter of 2019, fueled by optimism about a potential US-China trade deal and the Fed’s indication that there would be no interest rate hikes in 2019, a surprising shift in monetary policy. The Fed’s more accommodative stance provided a supportive environment for equities and fixed income, even as US economic data was mixed and overseas growth appeared to be slowing. Against this backdrop, the S&P 500 Index posted its best first quarter returns since 1998.

Although the S&P 500 Index posted modest gains during the second quarter of 2019, the US stock market experienced increased volatility. After four consecutive months of rising stock markets, the market sold-off in May, along with bond yields and oil prices, as investors weighed the impact of the lingering trade war between the US and China, as well as potential tariffs imposed on Mexico. In addition, economic data showed a slowing domestic and global economy. During the July meeting, the Fed lowered rates by 25 basis points. This was the first time the Fed lowered rates in more than a decade.2

Market volatility increased in August, as the US Treasury yield curve inverted several times, causing jitters for investors who were concerned that a US recession would be imminent. As a result, much of August saw a “risk off” sentiment, with investors crowding into “safe haven” asset classes, such as US Treasuries and gold. However, a more dovish tone from the Fed provided some support to risk assets. With rising volatility in the markets, the S&P 500 Index posted a modest positive return for the fiscal year.

[1]	Source: Bloomberg
[2]	Source: US Federal Reserve

3

ESGL	Management’s Discussion of Fund Performance
Invesco ESG Revenue ETF (ESGL)

As an index fund, the Invesco ESG Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Revenue Weighted ESG Index™ (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (“Invesco Indexing” or the “Index Provider”) compiles the Index, which is designed to select companies from within the S&P 500® Index (the “Benchmark Index” or “Parent Index”) that have strong environmental, social and governance (“ESG”) practices. S&P Dow Jones Indices calculates the Index. Each company within the Parent Index is assigned a score using a system established by Sustainalytics, a third-party research provider, which measures the strength of each pillar of ESG practices (the “ESG Score”). The top half of companies based on their ESG Scores, excluding those with a detrimental score for controversies, are selected for inclusion in the Index. Unlike the Parent Index, which employs a market capitalization weighted methodology, the Index’s methodology weights each constituent security according to its revenue earned, subject to a maximum 5% per company weighting. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (1.53)%. On a net asset value (“NAV”) basis, the Fund returned (1.49)%. During the same time period, the Index returned (1.42)%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the Benchmark Index returned (0.17)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 510 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs an ESG screen and revenue weights the constituent securities, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the energy sector and most underweight in the information technology sector during the fiscal period ended August 31,

2019. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund being overweight the energy sector.

For the fiscal period ended August 31, 2019, the consumer staples and communication services sectors contributed most significantly to the Fund’s return. The energy and financial sectors detracted most significantly from the Fund’s return.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included CVS Health Corp., a health care company (portfolio average weight of 3.44%) and Apple, Inc., an information technology company (portfolio average weight of 2.16%). Positions that detracted most significantly from the Fund’s return during the period included General Electric Co., an industrials company (portfolio average weight of 1.68%) and Exxon Mobile Corp., an energy company (portfolio average weight of 3.95%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Health Care	17.22
Information Technology	16.59
Consumer Staples	11.09
Industrials	10.76
Consumer Discretionary	10.63
Financials	9.55
Energy	8.38
Communication Services	7.79
Utilities	4.35
Sector Types Each Less Than 3%	3.36
Money Market Funds Plus Other Assets Less Liabilities	0.28

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Apple, Inc.	4.21
Exxon Mobil Corp.	3.76
CVS Health Corp.	3.70
UnitedHealth Group, Inc.	3.32
AT&T, Inc.	2.99
Ford Motor Co.	2.25
Cardinal Health, Inc.	2.14
JPMorgan Chase & Co.	2.12
Verizon Communications, Inc.	2.05
Walgreens Boots Alliance, Inc.	2.05
Total	28.59

*	Excluding money market fund holdings.

4

Invesco ESG Revenue ETF (ESGL) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Invesco Revenue Weighted ESG Index™	(1.09)%	10.51%	32.85%
S&P 500® Index	2.92	14.18	45.77
Fund
NAV Return	(1.48)	10.18	31.73
Market Price Return	(1.42)	10.21	31.81

Oppenheimer ESG Revenue ETF (the “Predecessor Fund”) Inception: October 28, 2016

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.40% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

5

OMFL	Management’s Discussion of Fund Performance
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

As an index fund, the Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles and maintains the Index. The Index is designed to select equity securities from within the Russell 1000® Index (the “Benchmark Index” or “Parent Index”), which measures the performance of the 1,000 largest capitalization companies in the United States. The Index consists of one of four pre-determined factor configurations that emphasize a subset of the following five investment style factors: value, momentum, quality, low volatility, and size. The current economic cycle/market condition category, which determines which factor configuration is applied, is derived from a rules-based methodology that relies on certain leading economic indicators and information regarding global risk appetite. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned 0.27%. On a net asset value (“NAV”) basis, the Fund returned 0.20%. During the same time period, the Index returned 0.27%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned (0.31)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and because its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a proprietary stock selection and weighting methodology, whereas the Benchmark Index selects and weights stocks based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the utilities and industrials sectors and most underweight in the health care and information technology sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s outperformance relative to the Benchmark Index during the period can be attributed to the Fund being overweight in the utilities and real estate sectors.

For the fiscal period ended August 31, 2019, the information technology sector contributed most significantly to the Fund’s return, followed by the consumer staples and real estate sectors, respectively. The financials sector detracted most significantly from the Fund’s return, followed by the industrials and energy sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Apple Inc., an information technology company (portfolio average weight of 0.50%) and Alphabet Inc., Class C, an information technology company (no longer held at fiscal period-end). Positions that detracted most significantly from the Fund’s return during the period included Xerox Holdings Corp., an information technology company (portfolio average weight of 0.37%) and Ulta Beauty, Inc., a consumer discretionary company (portfolio average weight of 0.27%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Information Technology	16.14
Financials	15.32
Industrials	14.71
Consumer Discretionary	10.77
Utilities	9.63
Real Estate	9.04
Health Care	7.41
Consumer Staples	6.21
Communication Services	4.72
Materials	4.41
Sector Types Each Less Than 3%	1.45
Money Market Funds Plus Other Assets Less Liabilities	0.19

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Fiserv, Inc.	0.74
L3Harris Technologies, Inc.	0.61
Crown Holdings, Inc.	0.61
CDW Corp.	0.61
AES Corp. (The)	0.60
Leidos Holdings, Inc.	0.60
Tyson Foods, Inc., Class A	0.58
Ball Corp.	0.58
Dell Technologies, Inc., Class C	0.57
Molina Healthcare, Inc.	0.55
Total	6.05

*	Excluding money market fund holdings.

6

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000® Invesco Dynamic Multifactor Index	6.25%	11.88%	22.55%
Russell 1000® Index	2.49	8.91	16.72
Fund
NAV Return	5.96	11.52	21.82
Market Price Return	6.03	11.56	21.91

Oppenheimer Russell 1000® Dynamic Multifactor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.29% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

7

OMFS	Management’s Discussion of Fund Performance
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

As an index fund, the Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 2000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles and maintains the Index. The Index is designed to select equity securities from within the Russell 2000® Index (the “Benchmark Index” or “Parent Index”), which measures the performance of 2,000 small-capitalization companies in the United States. The Index consists of one of four pre-determined factor configurations that emphasize a subset of the following five investment style factors: value, momentum, quality, low volatility, and size. The current economic cycle/market condition category, which determines which factor configuration is applied, is derived from a rules-based methodology that relies on certain leading economic indicators and information regarding global risk appetite. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees of the Trust approved a change in the fiscal year end for the Fund from June 30 to August 31, effective August 31, 2019. For the fiscal period from July 1, 2019 to August 31, 2019, on a market price basis, the Fund returned (4.36)%. On a net asset value (“NAV”) basis, the Fund returned (4.55)%. During the same time period, the Index returned (4.41)%. During the fiscal period, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Russell 2000® Index (the “Benchmark Index”) returned (4.39)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 2,000 securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of the overall U.S. small-cap stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a proprietary stock selection and weighting methodology, whereas the Benchmark Index selects and weights stocks based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer discretionary and financials sectors and most underweight in the health care and information technology sectors during the fiscal period ended August 31, 2019. The majority of the Fund’s underperformance, on a NAV basis, relative to the Benchmark Index during the period can be attributed to the Fund being overweight and security selection in the communication services sector and being overweight and security selection in the industrials sector.

For the fiscal period ended August 31, 2019, the real estate sector contributed most significantly to the Fund’s return, followed by the consumer staples and utilities sectors, respectively. The industrials sector detracted most significantly from the Fund’s return, followed by the financials and health care sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2019, included Enphase Energy, Inc., an information technology company (portfolio average weight of 0.21%) and Digital Turbine Inc., an information technology company (portfolio average weight of 0.18%). Positions that detracted most significantly from the Fund’s return during the period included Verso Corp., Class A, a materials company (portfolio average weight of 0.20%) and ProPetro Holding Corp., an energy company (portfolio average weight of 0.18%)

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2019
Financials	19.59
Industrials	17.21
Information Technology	13.30
Consumer Discretionary	13.27
Health Care	10.38
Real Estate	8.01
Communication Services	4.21
Energy	3.98
Utilities	3.76
Consumer Staples	3.26
Materials	2.95
Money Market Funds Plus Other Assets Less Liabilities	0.08

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2019
Security
Rent-A-Center, Inc.	0.43
World Fuel Services Corp.	0.43
Core-Mark Holding Co., Inc.	0.43
Great Lakes Dredge & Dock Corp.	0.37
America’s Car-Mart, Inc.	0.34
Warrior Met Coal, Inc.	0.33
OFG Bancorp	0.32
Vectrus, Inc.	0.32
Everi Holdings, Inc.	0.31
Gray Television, Inc.	0.30
Total	3.58

*	Excluding money market fund holdings.

8

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 2000® Invesco Dynamic Multifactor Index	(9.00)%	3.16%	5.80%
Russell 2000® Index	(12.89)	1.87	3.41
Fund
NAV Return	(9.42)	2.68	4.91
Market Price Return	(9.28)	2.77	5.07

Oppenheimer Russell 2000® Dynamic Multifactor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

9

Invesco ESG Revenue ETF (ESGL)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Communication Services-7.79%
AT&T, Inc.	19,719	$ 695,292
Comcast Corp., Class A	8,120	359,391
Interpublic Group of Cos., Inc. (The)	1,586	31,530
Verizon Communications, Inc.	8,205	477,203
Viacom, Inc., Class B	1,496	37,370
Walt Disney Co. (The)	1,523	209,047
		1,809,833
Consumer Discretionary-10.63%
Aptiv PLC	653	54,310
Best Buy Co., Inc.	2,272	144,613
BorgWarner, Inc.	877	28,617
Carnival Corp.	1,496	65,944
eBay, Inc.	969	39,041
Ford Motor Co.	56,993	522,626
Gap, Inc. (The)	3,281	51,807
Hanesbrands, Inc.	1,402	19,151
Hasbro, Inc.	154	17,012
Hilton Worldwide Holdings, Inc.	337	31,129
Home Depot, Inc. (The)	1,878	428,015
Kohl’s Corp.	1,539	72,733
L Brands, Inc.	1,960	32,360
Lowe’s Cos., Inc.	2,542	285,212
Macy’s, Inc.	4,208	62,110
Marriott International, Inc., Class A	544	68,577
NIKE, Inc., Class B	1,637	138,326
Nordstrom, Inc.(b)	1,718	49,770
PVH Corp.	382	28,956
Royal Caribbean Cruises Ltd.	307	32,014
Starbucks Corp.	1,086	104,864
TJX Cos., Inc. (The)	2,651	145,725
VF Corp.	557	45,646
		2,468,558
Consumer Staples-11.09%
Altria Group, Inc.	1,466	64,123
Brown-Forman Corp., Class B	218	12,860
Campbell Soup Co.	863	38,835
Church & Dwight Co., Inc.	198	15,796
Clorox Co. (The)	146	23,091
Coca-Cola Co. (The)	2,238	123,180
Colgate-Palmolive Co.	754	55,909
Conagra Brands, Inc.	1,104	31,309
Estee Lauder Cos., Inc. (The), Class A	287	56,823
General Mills, Inc.	1,103	59,341
Hershey Co. (The)	203	32,172
JM Smucker Co. (The)	234	24,607
Kellogg Co.	879	55,201
Kimberly-Clark Corp.	489	69,003
Kroger Co. (The)	19,641	465,099
McCormick & Co., Inc.	126	20,522
Molson Coors Brewing Co., Class B	703	36,106
Mondelez International, Inc., Class A	1,663	91,831
PepsiCo, Inc.	1,742	238,184
Philip Morris International, Inc.	1,371	98,835
Procter & Gamble Co. (The)	2,156	259,216
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	3,046	$ 226,409
Walgreens Boots Alliance, Inc.	9,319	477,040
		2,575,492
Energy-8.38%
Apache Corp.	886	19,111
Baker Hughes, a GE Co., Class A	3,322	72,054
ConocoPhillips	2,173	113,387
Devon Energy Corp.	1,289	28,345
EOG Resources, Inc.	684	50,746
Exxon Mobil Corp.	12,741	872,504
Halliburton Co.	3,785	71,309
Hess Corp.	384	24,173
HollyFrontier Corp.	1,433	63,568
Marathon Oil Corp.	1,414	16,742
Marathon Petroleum Corp.	7,202	354,410
Noble Energy, Inc.	720	16,258
Occidental Petroleum Corp.	1,259	54,741
ONEOK, Inc.	644	45,904
Schlumberger Ltd.	3,055	99,074
TechnipFMC PLC (United Kingdom)	1,770	43,967
		1,946,293
Financials-9.55%
Affiliated Managers Group, Inc.	95	7,280
Allstate Corp. (The)	1,448	148,261
Bank of America Corp.	14,230	391,467
Bank of New York Mellon Corp. (The)	1,610	67,717
BlackRock, Inc.	109	46,059
Franklin Resources, Inc.	606	15,926
Hartford Financial Services Group, Inc. (The)	1,230	71,684
Invesco Ltd.(c)	893	14,020
JPMorgan Chase & Co.	4,478	491,953
KeyCorp	1,540	25,564
Lincoln National Corp.	932	49,284
Marsh & McLennan Cos., Inc.	553	55,239
MetLife, Inc.	5,072	224,690
Moody’s Corp.	83	17,893
Morgan Stanley	4,148	172,101
MSCI, Inc.	24	5,631
Northern Trust Corp.	281	24,708
PNC Financial Services Group, Inc. (The)	543	70,009
Principal Financial Group, Inc.	935	49,761
Prudential Financial, Inc.	2,279	182,525
S&P Global, Inc.	97	25,238
State Street Corp.	801	41,099
T. Rowe Price Group, Inc.	177	19,580
		2,217,689
Health Care-17.22%
Abbott Laboratories	1,300	110,916
AbbVie, Inc.	1,519	99,859
Agilent Technologies, Inc.	248	17,635
Allergan PLC	434	69,318
Amgen, Inc.	460	95,965
Anthem, Inc.	1,159	303,102
Baxter International, Inc.	489	43,008
Becton, Dickinson and Co.	249	63,226
Biogen, Inc.(d)	188	41,313

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco ESG Revenue ETF (ESGL)—(continued)
August 31, 2019
	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co.	1,722	$ 82,776
Cardinal Health, Inc.	11,544	497,893
Celgene Corp.(d)	577	55,854
CVS Health Corp.	14,103	859,155
Edwards Lifesciences Corp.(d)	71	15,751
Gilead Sciences, Inc.	1,163	73,897
Henry Schein, Inc.(d)	637	39,252
Humana, Inc.	780	220,904
Illumina, Inc.(d)	35	9,847
Medtronic PLC	1,110	119,758
Merck & Co., Inc.	1,832	158,413
Mettler-Toledo International, Inc.(d)	13	8,538
Pfizer, Inc.	4,436	157,700
Regeneron Pharmaceuticals, Inc.(d)	79	22,914
ResMed, Inc.	75	10,447
Teleflex, Inc.	26	9,462
UnitedHealth Group, Inc.	3,294	770,796
Varian Medical Systems, Inc.(d)	81	8,580
Zimmer Biomet Holdings, Inc.	236	32,851
		3,999,130
Industrials-10.76%
3M Co.	667	107,867
Cummins, Inc.	510	76,128
Deere & Co.	855	132,448
Delta Air Lines, Inc.	2,902	167,910
Eaton Corp. PLC	936	75,554
Emerson Electric Co.	990	58,994
FedEx Corp.	1,510	239,501
General Electric Co.	41,353	341,162
IHS Markit Ltd.(d)	247	16,206
Illinois Tool Works, Inc.	344	51,552
Ingersoll-Rand PLC	455	55,096
Johnson Controls International PLC	2,517	107,451
Lockheed Martin Corp.	563	216,254
Masco Corp.	788	32,095
Nielsen Holdings PLC	991	20,573
Northrop Grumman Corp.	351	129,122
Parker-Hannifin Corp.	302	50,062
Pentair PLC	302	10,848
Raytheon Co.	542	100,443
Rockwell Automation, Inc.	147	22,460
Stanley Black & Decker, Inc.	351	46,634
United Parcel Service, Inc., Class B	2,538	301,159
United Rentals, Inc.(d)	232	26,114
W.W. Grainger, Inc.	146	39,953
Waste Management, Inc.	466	55,617
Xylem, Inc.	229	17,544
		2,498,747
Information Technology-16.59%
Accenture PLC, Class A	823	163,094
Adobe, Inc.(d)	112	31,865
Advanced Micro Devices, Inc.(d)	729	22,927
Akamai Technologies, Inc.(d)	126	11,230
Analog Devices, Inc.	204	22,405
Apple, Inc.	4,682	977,321
Applied Materials, Inc.	1,321	63,434
Autodesk, Inc.(d)	62	8,855
Cisco Systems, Inc.	3,251	152,179
Cognizant Technology Solutions Corp., Class A	910	55,865
	Shares	Value
Information Technology-(continued)
Corning, Inc.	1,259	$ 35,063
DXC Technology Co.	1,377	45,744
Hewlett Packard Enterprise Co.	7,253	100,237
HP, Inc.	10,136	185,388
Intel Corp.	5,347	253,501
International Business Machines Corp.	2,034	275,668
Intuit, Inc.	91	26,241
Juniper Networks, Inc.	639	14,799
Keysight Technologies, Inc.(d)	172	16,660
KLA Corp.	131	19,375
Lam Research Corp.	202	42,523
Maxim Integrated Products, Inc.	147	8,017
Microchip Technology, Inc.	219	18,906
Micron Technology, Inc.(d)	3,215	145,543
Microsoft Corp.	3,188	439,498
Motorola Solutions, Inc.	161	29,127
NetApp, Inc.	353	16,965
NVIDIA Corp.	247	41,375
Oracle Corp.	2,524	131,399
PayPal Holdings, Inc.(d)	487	53,107
salesforce.com, inc.(d)	321	50,099
Seagate Technology PLC	840	42,176
Skyworks Solutions, Inc.	169	12,721
Symantec Corp.	826	19,205
TE Connectivity Ltd.	528	48,164
Texas Instruments, Inc.	496	61,380
Visa, Inc., Class A	446	80,646
Western Digital Corp.	1,640	93,923
Xerox Holdings Corp.	973	28,207
Xilinx, Inc.	98	10,198
		3,855,030
Materials-2.22%
Air Products and Chemicals, Inc.	144	32,532
Albemarle Corp.(b)	179	11,050
Avery Dennison Corp.	229	26,466
Ball Corp.	625	50,256
Eastman Chemical Co.	466	30,462
Ecolab, Inc.	279	57,561
FMC Corp.	206	17,784
International Flavors & Fragrances, Inc.(b)	106	11,634
International Paper Co.	1,929	75,424
LyondellBasell Industries N.V., Class A	1,579	122,183
Newmont Goldcorp Corp.	697	27,803
PPG Industries, Inc.	474	52,514
		515,669
Real Estate-1.14%
AvalonBay Communities, Inc.	41	8,715
Boston Properties, Inc.	73	9,375
CBRE Group, Inc., Class A(d)	1,529	79,921
Equinix, Inc.	39	21,695
HCP, Inc.	217	7,532
Host Hotels & Resorts, Inc.	1,053	16,890
Iron Mountain, Inc.	477	15,192
Kimco Realty Corp.	238	4,374
Prologis, Inc.	129	10,787
Simon Property Group, Inc.	125	18,618
SL Green Realty Corp.	58	4,653
Ventas, Inc.	190	13,944
Vornado Realty Trust	142	8,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco ESG Revenue ETF (ESGL)—(continued)
August 31, 2019
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	210	$ 18,808
Weyerhaeuser Co.	998	26,257
		265,348
Utilities-4.35%
AES Corp. (The)	2,295	35,182
Alliant Energy Corp.	274	14,371
Ameren Corp.	293	22,605
American Electric Power Co., Inc.	640	58,336
American Water Works Co., Inc.	107	13,623
CenterPoint Energy, Inc.	1,327	36,745
CMS Energy Corp.	428	26,985
Consolidated Edison, Inc.	507	45,072
Dominion Energy, Inc.	640	49,683
DTE Energy Co.	388	50,308
Duke Energy Corp.	998	92,555
Edison International	724	52,324
Entergy Corp.	381	42,992
Eversource Energy	400	32,052
Exelon Corp.	2,643	124,908
FirstEnergy Corp.	931	42,826
NextEra Energy, Inc.	288	63,095
NiSource, Inc.	671	19,828
NRG Energy, Inc.	999	36,364
Pinnacle West Capital Corp.	137	13,058
PPL Corp.	876	25,886
Public Service Enterprise Group, Inc.	590	35,677
WEC Energy Group, Inc.	328	31,413
Xcel Energy, Inc.	691	44,376
		1,010,264
Total Common Stocks & Other Equity Interests (Cost $21,975,348)		23,162,053
	Shares	Value
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(e) (Cost $8,972)	8,972	$ 8,972
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $21,984,320)		23,171,025
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(e)(f)	50,429	50,429
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(e)(f)	16,046	16,052
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,481)		66,481
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $22,050,801)		23,237,506
OTHER ASSETS LESS LIABILITIES-(0.04)%		(9,825)
NET ASSETS-100.00%		$23,227,681

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2019.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the period July 1, 2019 through August 31, 2019.

	Value June 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2019	Dividend Income
Invesco Ltd.	$21,892	$-	$(3,652)	$(4,793)	$573	$14,020	$277

(d)	Non-income producing security.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-4.72%
Altice USA, Inc., Class A(b)	133,315	$ 3,850,137
AT&T, Inc.	10,887	383,876
Cable One, Inc.	1,552	2,013,906
CBS Corp., Class B	11,276	474,269
Charter Communications, Inc., Class A(b)	4,077	1,669,898
Cinemark Holdings, Inc.	49,560	1,891,210
Comcast Corp., Class A	25,441	1,126,019
Discovery, Inc., Class A(b)	23,365	644,874
Discovery, Inc., Class C(b)	58,762	1,529,575
DISH Network Corp., Class A(b)	50,972	1,710,620
Fox Corp., Class A	38,996	1,293,497
Fox Corp., Class B	22,543	739,410
IAC/InterActiveCorp.(b)	16,669	4,244,594
Interpublic Group of Cos., Inc. (The)	59,227	1,177,433
Liberty Broadband Corp., Class C(b)	5,544	584,559
Liberty Media Corp.-Liberty Formula One, Class C(b)	10,653	444,656
Live Nation Entertainment, Inc.(b)	35,304	2,453,981
Madison Square Garden Co. (The), Class A(b)	1,641	414,074
Match Group, Inc.(c)	19,473	1,651,310
New York Times Co. (The), Class A	46,421	1,355,493
Nexstar Media Group, Inc., Class A	35,582	3,518,704
Omnicom Group, Inc.	38,100	2,897,886
Sinclair Broadcast Group, Inc., Class A	47,080	2,098,356
Sprint Corp.(b)	77,157	523,896
Take-Two Interactive Software, Inc.(b)	2,209	291,522
Telephone & Data Systems, Inc.	78,435	1,976,562
T-Mobile US, Inc.(b)	12,017	937,927
Tribune Media Co., Class A	60,069	2,798,014
United States Cellular Corp.(b)	11,912	428,713
Verizon Communications, Inc.	14,359	835,120
Viacom, Inc., Class B	59,232	1,479,615
Walt Disney Co. (The)	2,512	344,797
World Wrestling Entertainment, Inc., Class A	9,373	669,513
Zayo Group Holdings, Inc.(b)	9,281	312,399
Zynga, Inc., Class A(b)	161,518	922,268
		49,688,683
Consumer Discretionary-10.77%
Advance Auto Parts, Inc.	16,770	2,313,422
Aramark	8,026	327,942
AutoZone, Inc.(b)	4,431	4,881,588
Best Buy Co., Inc.	21,120	1,344,288
Bright Horizons Family Solutions, Inc.(b)	10,804	1,783,200
Burlington Stores, Inc.(b)	9,305	1,884,169
CarMax, Inc.(b)	26,331	2,192,846
Carnival Corp.	6,658	293,485
Carter’s, Inc.	2,421	221,473
Carvana Co.(b)	4,645	376,988
Chipotle Mexican Grill, Inc.(b)	3,221	2,700,551
Choice Hotels International, Inc.	4,630	421,237
Columbia Sportswear Co.	4,471	419,335
D.R. Horton, Inc.	50,366	2,491,606
Darden Restaurants, Inc.	31,969	3,867,610
Dicks Sporting Goods, Inc.	21,698	738,600
Dollar General Corp.	29,003	4,527,078
	Shares	Value
Consumer Discretionary-(continued)
Dollar Tree, Inc.(b)	10,697	$ 1,086,066
Domino’s Pizza, Inc.	2,413	547,365
Dunkin’ Brands Group, Inc.	12,592	1,038,084
eBay, Inc.	20,544	827,718
Etsy, Inc.(b)	21,432	1,131,395
Expedia Group, Inc.	5,929	771,363
Five Below, Inc.(b)	9,341	1,147,729
Foot Locker, Inc.	34,049	1,232,233
Ford Motor Co.	127,222	1,166,626
Frontdoor, Inc.(b)	11,632	597,187
Garmin Ltd.	31,205	2,545,392
General Motors Co.	17,006	630,753
Gentex Corp.	18,348	488,057
Genuine Parts Co.	23,239	2,098,249
Graham Holdings Co., Class B	2,196	1,546,116
Grand Canyon Education, Inc.(b)	3,240	406,944
H&R Block, Inc.	138,722	3,359,847
Hanesbrands, Inc.	27,349	373,587
Hasbro, Inc.	11,301	1,248,421
Hilton Worldwide Holdings, Inc.	12,814	1,183,629
Hyatt Hotels Corp., Class A	4,415	318,542
Kohl’s Corp.	15,453	730,309
Leggett & Platt, Inc.	8,964	333,371
Lennar Corp., Class A	40,885	2,085,135
LKQ Corp.(b)	10,330	271,369
Lowe’s Cos., Inc.	16,415	1,841,763
Lululemon Athletica, Inc.(b)	11,239	2,075,506
Marriott International, Inc., Class A	2,863	360,910
McDonald’s Corp.	2,715	591,789
MGM Resorts International	13,826	387,958
NIKE, Inc., Class B	8,097	684,197
Norwegian Cruise Line Holdings Ltd.(b)	41,048	2,083,186
NVR, Inc.(b)	455	1,637,545
Ollie’s Bargain Outlet Holdings, Inc.(b)	10,451	579,508
O’Reilly Automotive, Inc.(b)	7,263	2,787,249
Penske Automotive Group, Inc.	5,252	224,681
Planet Fitness, Inc., Class A(b)	17,567	1,240,406
Pool Corp.	7,859	1,543,350
PulteGroup, Inc.	98,510	3,329,638
Roku, Inc.(b)	10,582	1,601,692
Ross Stores, Inc.	21,647	2,294,798
Royal Caribbean Cruises Ltd.	19,524	2,035,963
Service Corp. International	56,007	2,593,124
ServiceMaster Global Holdings, Inc.(b)	26,683	1,521,998
Skechers U.S.A., Inc., Class A(b)	24,304	769,465
Starbucks Corp.	33,029	3,189,280
Target Corp.	15,687	1,679,136
Tempur Sealy International, Inc.(b)	20,257	1,562,220
TJX Cos., Inc. (The)	32,727	1,799,003
Toll Brothers, Inc.	40,348	1,460,194
Tractor Supply Co.	41,146	4,191,955
Ulta Beauty, Inc.(b)	9,085	2,159,777
Under Armour, Inc., Class A(b)	17,684	329,099
Under Armour, Inc., Class C(b)	13,365	226,136
VF Corp.	13,635	1,117,388
Wayfair, Inc., Class A(b)	5,889	663,926
Wendy’s Co. (The)	51,423	1,131,306
Whirlpool Corp.	5,088	707,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2019
	Shares	Value
Consumer Discretionary-(continued)
Williams-Sonoma, Inc.	7,382	$ 485,736
Wyndham Destinations, Inc.	13,121	581,785
Yum China Holdings, Inc. (China)	33,182	1,507,458
Yum! Brands, Inc.	20,567	2,401,814
		113,329,534
Consumer Staples-6.21%
Altria Group, Inc.	7,725	337,891
Archer-Daniels-Midland Co.	20,111	765,223
Brown-Forman Corp., Class B	3,944	232,657
Campbell Soup Co.	30,768	1,384,560
Casey’s General Stores, Inc.	29,094	4,883,428
Church & Dwight Co., Inc.	39,335	3,138,146
Clorox Co. (The)	13,270	2,098,783
Colgate-Palmolive Co.	16,139	1,196,707
Constellation Brands, Inc., Class A	2,802	572,589
Costco Wholesale Corp.	7,054	2,079,237
Coty, Inc., Class A	15,894	151,788
Estee Lauder Cos., Inc. (The), Class A	5,531	1,095,083
Flowers Foods, Inc.	60,496	1,379,309
General Mills, Inc.	70,967	3,818,025
Hershey Co. (The)	27,081	4,291,797
Hormel Foods Corp.	24,232	1,032,525
JM Smucker Co. (The)	26,648	2,802,304
Kellogg Co.	7,286	457,561
Kimberly-Clark Corp.	19,922	2,811,193
Kroger Co. (The)	78,029	1,847,727
Lamb Weston Holdings, Inc.	16,976	1,194,941
McCormick & Co., Inc.	18,623	3,033,128
Molson Coors Brewing Co., Class B	11,945	613,495
Mondelez International, Inc., Class A	35,685	1,970,526
Monster Beverage Corp.(b)	11,524	676,113
PepsiCo, Inc.	5,496	751,468
Philip Morris International, Inc.	10,018	722,198
Pilgrim’s Pride Corp.(b)	41,688	1,298,998
Post Holdings, Inc.(b)	29,644	2,955,210
Procter & Gamble Co. (The)	3,601	432,948
Seaboard Corp.	58	239,550
Spectrum Brands Holdings, Inc.	3,577	199,847
Sprouts Farmers Market, Inc.(b)	40,051	718,915
Sysco Corp.	47,703	3,545,764
TreeHouse Foods, Inc.(b)	29,961	1,517,525
Tyson Foods, Inc., Class A	66,031	6,143,524
US Foods Holding Corp.(b)	58,695	2,374,213
Walgreens Boots Alliance, Inc.	6,310	323,009
Walmart, Inc.	2,298	262,569
		65,350,474
Energy-1.45%
Cabot Oil & Gas Corp.	80,039	1,370,268
Cheniere Energy, Inc.(b)	22,707	1,355,835
Chevron Corp.	2,748	323,494
Cimarex Energy Co.	5,002	213,986
Concho Resources, Inc.	7,855	574,593
ConocoPhillips	16,960	884,973
Devon Energy Corp.	9,119	200,527
Diamondback Energy, Inc.	7,755	760,610
EOG Resources, Inc.	3,111	230,805
Equitrans Midstream Corp.	39,861	537,725
Helmerich & Payne, Inc.	5,424	203,888
Hess Corp.	20,629	1,298,595
	Shares	Value
Energy-(continued)
Kinder Morgan, Inc.	122,592	$ 2,484,940
Marathon Oil Corp.	20,584	243,715
Murphy Oil Corp.	11,714	213,546
ONEOK, Inc.	24,423	1,740,871
Phillips 66	2,963	292,241
Pioneer Natural Resources Co.	2,168	267,575
Targa Resources Corp.	25,040	904,445
Valero Energy Corp.	2,955	222,452
Williams Cos., Inc. (The)	37,858	893,449
		15,218,533
Financials-15.32%
Aflac, Inc.	74,101	3,718,388
AGNC Investment Corp.	52,033	773,731
Alleghany Corp.(b)	2,247	1,683,700
Allstate Corp. (The)	26,364	2,699,410
Ally Financial, Inc.	177,584	5,567,258
American Express Co.	12,437	1,497,042
American Financial Group, Inc.	9,378	946,897
American International Group, Inc.	8,888	462,532
Ameriprise Financial, Inc.	15,117	1,949,791
Annaly Capital Management, Inc.	123,761	1,027,216
Aon PLC	9,886	1,926,287
Arch Capital Group Ltd.(b)	112,509	4,444,105
Arthur J. Gallagher & Co.	36,066	3,271,547
Assurant, Inc.	13,002	1,599,246
Assured Guaranty Ltd.	52,551	2,236,045
Athene Holding Ltd., Class A(b)	21,400	831,604
AXA Equitable Holdings, Inc.	70,307	1,460,276
Axis Capital Holdings Ltd.	10,540	647,051
Bank of Hawaii Corp.	5,348	442,173
Bank of New York Mellon Corp. (The)	6,889	289,751
BB&T Corp.	19,666	937,085
Brighthouse Financial, Inc.(b)	8,360	294,774
Brown & Brown, Inc.	37,270	1,374,890
Capital One Financial Corp.	16,442	1,424,206
Cboe Global Markets, Inc.	7,479	891,198
Chimera Investment Corp.	86,114	1,642,194
Chubb Ltd.	10,874	1,699,389
Cincinnati Financial Corp.	31,890	3,587,306
CIT Group, Inc.	32,050	1,365,009
Citigroup, Inc.	10,673	686,808
Citizens Financial Group, Inc.	16,702	563,525
CME Group, Inc.	2,906	631,445
CNA Financial Corp.	4,637	218,542
Comerica, Inc.	3,677	226,687
Commerce Bancshares, Inc.	9,421	537,656
Credit Acceptance Corp.(b)	3,955	1,790,231
Cullen/Frost Bankers, Inc.	3,093	256,750
Discover Financial Services	42,356	3,387,209
Erie Indemnity Co., Class A	5,505	1,207,302
Everest Re Group, Ltd.	6,047	1,426,366
F.N.B. Corp.	24,050	258,537
FactSet Research Systems, Inc.	6,321	1,719,881
Fidelity National Financial, Inc.	46,094	2,025,370
Fifth Third Bancorp	36,648	969,340
First American Financial Corp.	43,631	2,550,232
First Citizens BancShares, Inc., Class A	2,095	931,437
First Hawaiian, Inc.	12,639	324,822
First Republic Bank	9,733	873,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2019
	Shares	Value
Financials-(continued)
Franklin Resources, Inc.	33,848	$ 889,525
Globe Life, Inc.	21,456	1,915,163
Goldman Sachs Group, Inc. (The)	2,259	460,633
Hanover Insurance Group, Inc. (The)	14,563	1,939,063
Hartford Financial Services Group, Inc. (The)	45,998	2,680,763
Huntington Bancshares, Inc.	52,986	702,064
Intercontinental Exchange, Inc.	12,284	1,148,308
Jefferies Financial Group, Inc.	17,029	317,421
Kemper Corp.	22,546	1,577,769
KeyCorp	30,986	514,368
Legg Mason, Inc.	20,433	751,730
LendingTree, Inc.(b)	2,002	620,800
Lincoln National Corp.	31,238	1,651,865
Loews Corp.	48,340	2,323,704
LPL Financial Holdings, Inc.	35,890	2,689,955
M&T Bank Corp.	6,081	889,103
Markel Corp.(b)	388	443,515
MarketAxess Holdings, Inc.	4,473	1,778,554
Marsh & McLennan Cos., Inc.	15,659	1,564,178
Mercury General Corp.	14,569	779,441
MetLife, Inc.	55,734	2,469,016
MFA Financial, Inc.	94,210	675,486
MGIC Investment Corp.	271,322	3,432,223
Moody’s Corp.	4,006	863,613
Morgan Stanley	7,693	319,183
Morningstar, Inc.	2,009	324,614
MSCI, Inc.	8,560	2,008,433
Nasdaq, Inc.	5,492	548,321
Navient Corp.	113,497	1,445,952
New Residential Investment Corp.	42,045	591,573
New York Community Bancorp, Inc.	70,619	814,943
Northern Trust Corp.	5,967	524,678
Old Republic International Corp.	91,099	2,128,073
OneMain Holdings, Inc.	15,813	566,896
People’s United Financial, Inc.	26,250	377,212
Pinnacle Financial Partners, Inc.	5,774	304,117
PNC Financial Services Group, Inc. (The)	5,240	675,593
Popular, Inc.	69,598	3,658,767
Primerica, Inc.	20,212	2,408,664
Principal Financial Group, Inc.	47,681	2,537,583
Progressive Corp. (The)	59,016	4,473,413
Prosperity Bancshares, Inc.	8,487	550,976
Prudential Financial, Inc.	30,178	2,416,956
Raymond James Financial, Inc.	6,651	522,170
Regions Financial Corp.	20,753	303,409
Reinsurance Group of America, Inc.	20,483	3,153,767
RenaissanceRe Holdings Ltd. (Bermuda)	22,744	4,106,429
S&P Global, Inc.	2,836	737,899
Santander Consumer USA Holdings, Inc.	56,597	1,477,748
Signature Bank	5,276	615,445
Starwood Property Trust, Inc.	72,997	1,710,320
Sterling Bancorp	12,309	234,733
SunTrust Banks, Inc.	13,453	827,494
Synchrony Financial	84,882	2,720,468
T. Rowe Price Group, Inc.	3,097	342,590
Travelers Cos., Inc. (The)	24,208	3,557,608
Two Harbors Investment Corp.	23,171	292,650
U.S. Bancorp	18,963	999,160
Unum Group	28,780	731,300
Voya Financial, Inc.	47,508	2,343,095
	Shares	Value
Financials-(continued)
W.R. Berkley Corp.	45,283	$ 3,226,414
Willis Towers Watson PLC	10,349	2,048,792
Zions Bancorp. N.A.	8,007	329,008
		161,310,192
Health Care-7.41%
Abbott Laboratories	6,451	550,399
Agilent Technologies, Inc.	15,722	1,117,991
Alexion Pharmaceuticals, Inc.(b)	4,446	447,979
AmerisourceBergen Corp.	4,908	403,781
Amgen, Inc.	2,288	477,323
Anthem, Inc.	5,621	1,470,004
Baxter International, Inc.	10,380	912,921
Becton, Dickinson and Co.	1,398	354,980
Bio-Rad Laboratories, Inc., Class A(b)	1,253	423,151
Bio-Techne Corp.	4,101	785,629
Boston Scientific Corp.(b)	18,202	777,771
Bristol-Myers Squibb Co.	5,335	256,453
Bruker Corp.	24,938	1,076,573
Cardinal Health, Inc.	14,251	614,646
Catalent, Inc.(b)	19,635	1,035,550
Celgene Corp.(b)	20,352	1,970,074
Centene Corp.(b)	16,756	781,165
Cerner Corp.	24,252	1,671,205
Charles River Laboratories International, Inc.(b)	9,056	1,188,147
Chemed Corp.	2,050	880,332
Cigna Corp.	2,291	352,745
Cooper Cos., Inc. (The)	5,702	1,766,195
Covetrus, Inc.(b)	32,418	430,835
Danaher Corp.	6,822	969,338
DENTSPLY SIRONA, Inc.	7,186	374,750
DexCom, Inc.(b)	4,794	822,698
Edwards Lifesciences Corp.(b)	4,943	1,096,555
Elanco Animal Health, Inc.(b)	18,176	472,940
Eli Lilly and Co.	7,329	827,957
Encompass Health Corp.	7,192	437,202
Exact Sciences Corp.(b)	7,310	871,498
Exelixis, Inc.(b)	43,725	867,941
Gilead Sciences, Inc.	8,761	556,674
HCA Healthcare, Inc.	29,396	3,533,399
Henry Schein, Inc.(b)	61,409	3,784,023
Hill-Rom Holdings, Inc.	10,112	1,088,860
Hologic, Inc.(b)	13,193	651,338
Horizon Pharma PLC(b)	35,749	987,745
Humana, Inc.	1,267	358,827
IDEXX Laboratories, Inc.(b)	2,792	808,954
Illumina, Inc.(b)	1,618	455,208
Incyte Corp.(b)	4,893	400,345
Insulet Corp.(b)	2,758	425,201
Intuitive Surgical, Inc.(b)	629	321,633
Ionis Pharmaceuticals, Inc.(b)	34,314	2,168,988
IQVIA Holdings, Inc.(b)	13,611	2,111,747
Laboratory Corp. of America Holdings(b)	2,684	449,731
Masimo Corp.(b)	11,140	1,707,205
McKesson Corp.	4,535	627,054
Medidata Solutions, Inc.(b)	5,726	524,387
Medtronic PLC	3,281	353,987
Merck & Co., Inc.	4,892	423,011
Mettler-Toledo International, Inc.(b)	2,270	1,490,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2019
	Shares	Value
Health Care-(continued)
Molina Healthcare, Inc.(b)	44,252	$ 5,765,151
PerkinElmer, Inc.	11,017	911,106
Pfizer, Inc.	6,903	245,402
PRA Health Sciences, Inc.(b)	2,742	271,019
Premier, Inc., Class A(b)	17,430	614,582
QIAGEN N.V.(b)	10,898	378,052
Quest Diagnostics, Inc.	5,422	555,050
Regeneron Pharmaceuticals, Inc.(b)	1,918	556,316
ResMed, Inc.	7,817	1,088,908
STERIS PLC	14,686	2,267,518
Stryker Corp.	3,321	732,812
Teleflex, Inc.	2,223	808,994
Thermo Fisher Scientific, Inc.	2,608	748,653
Universal Health Services, Inc., Class B	19,971	2,887,407
Varian Medical Systems, Inc.(b)	7,648	810,153
Veeva Systems, Inc., Class A(b)	12,724	2,040,675
Vertex Pharmaceuticals, Inc.(b)	3,391	610,448
Waters Corp.(b)	4,143	877,860
WellCare Health Plans, Inc.(b)	10,460	2,831,940
West Pharmaceutical Services, Inc.	9,206	1,339,105
Zimmer Biomet Holdings, Inc.	5,745	799,704
Zoetis, Inc.	9,398	1,188,095
		78,044,908
Industrials-14.71%
Acuity Brands, Inc.	12,991	1,629,201
AECOM(b)	39,719	1,409,230
AGCO Corp.	29,248	2,021,622
Air Lease Corp.	10,468	434,841
Alaska Air Group, Inc.	27,208	1,624,862
Allegion PLC	22,053	2,123,042
Allison Transmission Holdings, Inc.	39,491	1,754,585
AMERCO	2,068	727,150
AMETEK, Inc.	21,155	1,817,849
Arconic, Inc.	199,188	5,147,018
Armstrong World Industries, Inc.	19,407	1,852,786
Boeing Co. (The)	627	228,284
C.H. Robinson Worldwide, Inc.	11,927	1,007,712
Carlisle Cos., Inc.	25,757	3,733,735
Caterpillar, Inc.	2,033	241,927
Cintas Corp.	5,988	1,579,634
Clean Harbors, Inc.(b)	31,913	2,347,201
Copa Holdings S.A., Class A (Panama)	4,172	430,467
Copart, Inc.(b)	12,655	954,060
CoStar Group, Inc.(b)	2,213	1,360,707
Crane Co.	12,208	930,738
CSX Corp.	21,871	1,465,794
Cummins, Inc.	27,050	4,037,754
Curtiss-Wright Corp.	3,054	374,543
Deere & Co.	4,161	644,581
Delta Air Lines, Inc.	44,761	2,589,871
Donaldson Co., Inc.	15,442	746,775
Dover Corp.	35,420	3,320,271
Eaton Corp. PLC	21,926	1,769,867
Emerson Electric Co.	9,055	539,587
Equifax, Inc.	4,242	620,944
Expeditors International of Washington, Inc.	12,640	898,704
Fastenal Co.	76,740	2,349,779
Flowserve Corp.	33,405	1,425,725
Fortive Corp.	14,883	1,055,205
	Shares	Value
Industrials-(continued)
Fortune Brands Home & Security, Inc.	14,368	$ 733,630
Gardner Denver Holdings, Inc.(b)	27,765	796,300
General Dynamics Corp.	2,030	388,278
Genesee & Wyoming, Inc., Class A(b)	10,457	1,159,472
Graco, Inc.	17,496	797,293
HD Supply Holdings, Inc.(b)	23,455	912,634
HEICO Corp.(c)	4,420	639,441
HEICO Corp., Class A	10,151	1,120,264
Hexcel Corp.	8,711	733,031
Honeywell International, Inc.	6,582	1,083,529
Hubbell, Inc.	15,212	1,994,902
Huntington Ingalls Industries, Inc.	5,236	1,094,324
IAA, Inc.(b)	20,252	989,310
IDEX Corp.	6,128	1,009,343
IHS Markit Ltd.(b)	18,383	1,206,109
Illinois Tool Works, Inc.	7,362	1,103,269
Ingersoll-Rand PLC	29,250	3,541,883
ITT, Inc.	25,039	1,425,220
Jacobs Engineering Group, Inc.	49,019	4,355,828
JetBlue Airways Corp.(b)	46,955	813,261
Johnson Controls International PLC	81,559	3,481,754
Kansas City Southern	16,405	2,063,749
KAR Auction Services, Inc.	20,252	537,893
Kirby Corp.(b)	6,580	484,222
L3Harris Technologies, Inc.	30,536	6,455,616
Landstar System, Inc.	5,124	571,428
Lennox International, Inc.	8,999	2,283,766
Lincoln Electric Holdings, Inc.	3,152	260,229
Lockheed Martin Corp.	2,123	815,466
Macquarie Infrastructure Corp.	26,979	1,020,346
ManpowerGroup, Inc.	18,141	1,482,845
Masco Corp.	40,399	1,645,451
Middleby Corp. (The)(b)	17,370	1,904,794
Nordson Corp.	7,805	1,061,168
Norfolk Southern Corp.	13,895	2,418,425
Northrop Grumman Corp.	2,233	821,454
nVent Electric PLC	19,762	400,378
Old Dominion Freight Line, Inc.	2,988	489,315
Oshkosh Corp.	26,340	1,850,912
PACCAR, Inc.	68,812	4,511,315
Parker-Hannifin Corp.	8,386	1,390,147
Quanta Services, Inc.	35,270	1,195,653
Raytheon Co.	2,245	416,043
Regal Beloit Corp.	6,488	459,999
Republic Services, Inc.	22,899	2,043,736
Resideo Technologies, Inc.(b)	50,914	701,595
Rockwell Automation, Inc.	4,059	620,175
Rollins, Inc.	7,195	236,068
Roper Technologies, Inc.	4,738	1,737,709
Sensata Technologies Holding PLC(b)	7,016	319,789
Snap-on, Inc.	9,146	1,359,827
Southwest Airlines Co.	43,203	2,260,381
Spirit AeroSystems Holdings, Inc., Class A	10,865	875,719
Stanley Black & Decker, Inc.	6,904	917,265
Teledyne Technologies, Inc.(b)	7,059	2,178,337
Timken Co. (The)	17,144	688,846
Toro Co. (The)	24,364	1,754,452
TransDigm Group, Inc.(b)	5,100	2,745,432
TransUnion	4,047	338,532
Union Pacific Corp.	5,683	920,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2019
	Shares	Value
Industrials-(continued)
United Airlines Holdings, Inc.(b)	55,813	$ 4,705,594
United Parcel Service, Inc., Class B	4,638	550,345
United Rentals, Inc.(b)	2,426	273,071
United Technologies Corp.	5,214	679,071
Verisk Analytics, Inc.	13,091	2,114,720
W.W. Grainger, Inc.	1,093	299,099
WABCO Holdings, Inc.(b)	10,705	1,429,225
Waste Management, Inc.	24,633	2,939,949
Woodward, Inc.	17,209	1,855,991
Xylem, Inc.	15,710	1,203,543
		154,864,630
Information Technology-16.14%
Accenture PLC, Class A	3,018	598,077
Adobe, Inc.(b)	1,334	379,536
Advanced Micro Devices, Inc.(b)	69,878	2,197,663
Akamai Technologies, Inc.(b)	7,783	693,699
Alteryx, Inc., Class A(b)	9,891	1,408,973
Amdocs Ltd.	7,066	457,453
Amphenol Corp., Class A	9,825	860,080
Analog Devices, Inc.	10,029	1,101,485
ANSYS, Inc.(b)	5,260	1,086,506
Apple, Inc.	2,126	443,781
Applied Materials, Inc.	18,967	910,795
Arrow Electronics, Inc.(b)	5,728	396,378
Aspen Technology, Inc.(b)	9,819	1,307,891
Atlassian Corp. PLC, Class A(b)	11,109	1,494,272
Autodesk, Inc.(b)	6,306	900,623
Automatic Data Processing, Inc.	5,337	906,436
Avalara, Inc.(b)	6,211	523,836
Avnet, Inc.	27,881	1,167,935
Black Knight, Inc.(b)	15,997	995,813
Booz Allen Hamilton Holding Corp.	61,787	4,665,536
Broadcom, Inc.	3,917	1,107,101
Broadridge Financial Solutions, Inc.	8,938	1,156,935
CACI International, Inc., Class A(b)	13,879	3,085,163
Cadence Design Systems Inc.(b)	43,521	2,980,318
CDW Corp.	55,159	6,370,864
Ceridian HCM Holding, Inc.(b)	7,399	427,440
Ciena Corp.(b)	76,509	3,131,513
Cisco Systems, Inc.	9,590	448,908
Citrix Systems, Inc.	5,080	472,338
Cognex Corp.	7,537	339,768
Corning, Inc.	81,596	2,272,449
Coupa Software, Inc.(b)	9,330	1,296,217
Cree, Inc.(b)	10,238	439,517
Cypress Semiconductor Corp.	23,099	531,508
Dell Technologies, Inc., Class C(b)	115,700	5,962,021
Dolby Laboratories, Inc., Class A	3,946	242,916
Entegris, Inc.	17,532	750,896
EPAM Systems, Inc.(b)	13,065	2,499,726
Euronet Worldwide, Inc.(b)	17,099	2,618,541
Fair Isaac Corp.(b)	5,387	1,900,103
Fidelity National Information Services, Inc.	18,108	2,466,672
First Solar, Inc.(b)	6,288	390,296
Fiserv, Inc.(b)	73,029	7,809,721
FleetCor Technologies, Inc.(b)	8,503	2,537,295
FLIR Systems, Inc.	6,268	308,824
Fortinet, Inc.(b)	28,972	2,294,003
Gartner, Inc.(b)	7,390	987,821
	Shares	Value
Information Technology-(continued)
Genpact Ltd.	40,399	$ 1,654,743
Global Payments, Inc.	11,235	1,864,785
GoDaddy, Inc., Class A(b)	8,293	525,279
Guidewire Software, Inc.(b)	6,951	668,547
Hewlett Packard Enterprise Co.	134,362	1,856,883
HP, Inc.	31,587	577,726
HubSpot, Inc.(b)	5,385	1,075,277
International Business Machines Corp.	5,521	748,261
Intuit, Inc.	4,001	1,153,728
Jabil, Inc.	52,776	1,520,477
Jack Henry & Associates, Inc.	5,220	756,691
Juniper Networks, Inc.	38,464	890,826
Keysight Technologies, Inc.(b)	20,030	1,940,106
KLA Corp.	12,630	1,867,977
Lam Research Corp.	23,859	5,022,558
Leidos Holdings, Inc.	72,102	6,298,831
Manhattan Associates, Inc.(b)	19,926	1,646,485
Marvell Technology Group Ltd.	26,461	634,270
Maxim Integrated Products, Inc.	7,672	418,431
Microchip Technology, Inc.	2,598	224,285
Microsoft Corp.	4,681	645,323
MongoDB, Inc.(b)(c)	3,002	457,235
Motorola Solutions, Inc.	21,589	3,905,666
National Instruments Corp.	6,307	264,894
NCR Corp.(b)	23,468	739,477
NetApp, Inc.	14,132	679,184
Nuance Communications, Inc.(b)	57,934	973,871
Okta, Inc.(b)	10,457	1,322,810
Oracle Corp.	10,515	547,411
Palo Alto Networks, Inc.(b)	3,397	691,697
Paychex, Inc.	18,429	1,505,649
Paycom Software, Inc.(b)	7,620	1,905,914
Paylocity Holding Corp.(b)	6,250	682,625
PayPal Holdings, Inc.(b)	5,111	557,355
Pegasystems, Inc.	4,963	348,154
QUALCOMM, Inc.	9,490	738,037
RealPage, Inc.(b)	5,924	377,181
RingCentral, Inc., Class A(b)	10,659	1,504,305
salesforce.com, inc.(b)	9,569	1,493,434
ServiceNow, Inc.(b)	4,784	1,252,643
Smartsheet Inc., Class A(b)	11,472	557,539
Splunk, Inc.(b)	6,924	774,242
Square, Inc., Class A(b)	5,091	314,827
SS&C Technologies Holdings, Inc.	18,205	848,535
Symantec Corp.	33,522	779,387
SYNNEX Corp.	3,998	335,072
Synopsys, Inc.(b)	22,727	3,222,916
Teradyne, Inc.	57,312	3,035,817
Texas Instruments, Inc.	3,442	425,948
Total System Services, Inc.	12,272	1,647,148
Trade Desk, Inc. (The), Class A(b)	5,915	1,453,730
Trimble, Inc.(b)	32,746	1,228,630
Twilio, Inc., Class A(b)	9,943	1,297,263
Tyler Technologies, Inc.(b)	943	241,917
Ubiquiti, Inc.	5,018	554,539
Universal Display Corp.	7,220	1,483,493
VeriSign, Inc.(b)	10,588	2,158,364
Versum Materials, Inc.	35,172	1,828,944
ViaSat, Inc.(b)	18,040	1,431,113
VMware, Inc., Class A	15,270	2,159,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2019
	Shares	Value
Information Technology-(continued)
Western Union Co. (The)	58,171	$ 1,286,743
WEX, Inc.(b)	3,826	782,608
Workday, Inc., Class A(b)	6,691	1,186,180
Xerox Holdings Corp.	135,549	3,929,566
Xilinx, Inc.	33,319	3,467,175
Zebra Technologies Corp., Class A(b)	12,684	2,600,601
Zendesk, Inc.(b)	12,749	1,022,470
Zscaler, Inc.(b)	8,320	571,917
		169,891,146
Materials-4.41%
Air Products and Chemicals, Inc.	10,895	2,461,398
AptarGroup, Inc.	13,604	1,662,681
Ashland Global Holdings, Inc.	4,976	364,442
Avery Dennison Corp.	8,266	955,302
Ball Corp.	75,661	6,083,901
Berry Global Group, Inc.(b)	42,227	1,652,765
Celanese Corp.	7,237	820,459
CF Industries Holdings, Inc.	26,904	1,296,504
Crown Holdings, Inc.(b)	97,605	6,426,313
Domtar Corp.	17,438	574,582
Dow, Inc.	59,686	2,544,414
Ecolab, Inc.	7,336	1,513,490
FMC Corp.	9,515	821,430
Graphic Packaging Holding Co.	16,874	233,030
International Flavors & Fragrances, Inc.	7,772	852,977
International Paper Co.	13,755	537,821
Linde PLC (United Kingdom)	4,279	808,346
Martin Marietta Materials, Inc.	2,524	640,516
Mosaic Co. (The)	9,608	176,691
NewMarket Corp.	1,272	603,882
Nucor Corp.	9,683	474,273
Owens-Illinois, Inc.	52,230	531,179
Packaging Corp. of America	4,022	404,533
PPG Industries, Inc.	17,611	1,951,123
Reliance Steel & Aluminum Co.	12,771	1,241,724
RPM International, Inc.	35,299	2,388,683
Scotts Miracle-Gro Co. (The)	4,645	493,856
Sealed Air Corp.	13,623	542,468
Sherwin-Williams Co. (The)	2,618	1,379,032
Silgan Holdings, Inc.	46,629	1,387,679
Sonoco Products Co.	52,302	2,991,674
Valvoline, Inc.	14,664	331,406
Vulcan Materials Co.	5,136	725,460
W.R. Grace & Co.	7,755	525,091
		46,399,125
Real Estate-9.04%
Alexandria Real Estate Equities, Inc.	8,070	1,209,209
American Campus Communities, Inc.	19,415	902,409
American Homes 4 Rent, Class A	29,589	756,887
American Tower Corp.	4,367	1,005,240
Americold Realty Trust	46,911	1,708,499
Apartment Investment & Management Co., Class A	59,819	3,050,769
Apple Hospitality REIT, Inc.	25,221	401,770
AvalonBay Communities, Inc.	8,800	1,870,528
Boston Properties, Inc.	10,907	1,400,677
Brandywine Realty Trust	18,940	271,789
Brixmor Property Group, Inc.	98,500	1,815,355
Brookfield Property REIT, Inc., Class A(c)	43,962	827,365
	Shares	Value
Real Estate-(continued)
Camden Property Trust	10,535	$ 1,140,414
CBRE Group, Inc., Class A(b)	32,788	1,713,829
CoreSite Realty Corp.	5,543	643,986
Corporate Office Properties Trust	15,070	435,372
Cousins Properties Inc.	17,729	615,196
Crown Castle International Corp.	8,965	1,301,449
CubeSmart	21,305	764,636
CyrusOne, Inc.	10,911	801,522
Digital Realty Trust, Inc.	9,259	1,144,690
Douglas Emmett, Inc.	17,836	752,679
Duke Realty Corp.	35,458	1,179,688
Empire State Realty Trust, Inc., Class A	14,753	207,427
EPR Properties	25,351	1,983,716
Equinix, Inc.	2,520	1,401,826
Equity Commonwealth	23,744	799,223
Equity LifeStyle Properties, Inc.	12,623	1,700,570
Equity Residential	21,296	1,805,049
Essex Property Trust, Inc.	5,660	1,818,332
Extra Space Storage, Inc.	10,549	1,286,134
Federal Realty Investment Trust	7,783	1,005,641
Gaming and Leisure Properties, Inc.	43,406	1,698,043
HCP, Inc.	127,432	4,423,165
Healthcare Trust of America, Inc., Class A	38,961	1,104,934
Highwoods Properties, Inc.	7,260	313,705
Hospitality Properties Trust	32,069	774,146
Host Hotels & Resorts, Inc.	48,462	777,330
Hudson Pacific Properties, Inc.	10,149	345,066
Invitation Homes, Inc.	27,863	801,340
Iron Mountain, Inc.	36,747	1,170,392
JBG SMITH Properties	11,707	447,910
Jones Lang LaSalle, Inc.	2,049	274,668
Kilroy Realty Corp.	9,064	705,723
Kimco Realty Corp.	82,956	1,524,731
Lamar Advertising Co., Class A	21,441	1,643,453
Liberty Property Trust	19,300	1,005,916
Life Storage, Inc.	7,094	751,680
Medical Properties Trust, Inc.	290,019	5,391,453
Mid-America Apartment Communities, Inc.	14,076	1,783,148
National Retail Properties, Inc.	34,588	1,942,116
Omega Healthcare Investors, Inc.	56,307	2,290,569
Outfront Media, Inc.	67,206	1,846,821
Park Hotels & Resorts, Inc.	57,332	1,350,169
Prologis, Inc.	18,780	1,570,384
Public Storage	3,561	942,739
Realty Income Corp.	26,176	1,932,050
Regency Centers Corp.	18,672	1,204,531
Retail Properties of America, Class A	31,571	358,646
SBA Communications Corp.	6,359	1,668,792
Simon Property Group, Inc.	7,512	1,118,837
SL Green Realty Corp.	2,931	235,125
Spirit Realty Capital, Inc.	19,526	936,076
STORE Capital Corp. REIT	42,326	1,598,230
Sun Communities, Inc.	11,081	1,637,772
UDR, Inc.	32,485	1,565,127
Ventas, Inc.	29,634	2,174,839
VEREIT, Inc.	118,161	1,152,070
VICI Properties, Inc.	76,104	1,686,465
Vornado Realty Trust	6,933	419,238
Weingarten Realty Investors	31,341	830,223

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2019
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	24,452	$ 2,189,921
WP Carey, Inc.	20,531	1,843,684
		95,153,103
Utilities-9.63%
AES Corp. (The)	412,102	6,317,524
Alliant Energy Corp.	41,743	2,189,420
Ameren Corp.	55,866	4,310,062
American Electric Power Co., Inc.	42,321	3,857,559
American Water Works Co., Inc.	22,815	2,904,806
Aqua America Inc.	25,465	1,127,845
Atmos Energy Corp.	20,538	2,263,904
Avangrid, Inc.	4,208	212,672
CenterPoint Energy, Inc.	119,103	3,297,962
CMS Energy Corp.	66,039	4,163,759
Consolidated Edison, Inc.	33,798	3,004,642
Dominion Energy, Inc.	17,102	1,327,628
DTE Energy Co.	38,030	4,930,970
Duke Energy Corp.	23,351	2,165,572
Edison International	19,057	1,377,249
Entergy Corp.	47,109	5,315,779
Evergy, Inc.	32,636	2,121,340
Eversource Energy	46,923	3,759,940
Exelon Corp.	75,334	3,560,285
FirstEnergy Corp.	61,800	2,842,800
Hawaiian Electric Industries, Inc.	58,019	2,576,044
IDACORP, Inc.	14,797	1,624,858
MDU Resources Group, Inc.	19,762	531,400
National Fuel Gas Co.	25,467	1,190,328
NextEra Energy, Inc.	6,389	1,399,702
NiSource, Inc.	43,054	1,272,246
NRG Energy, Inc.	63,228	2,301,499
OGE Energy Corp.	82,974	3,557,095
Pinnacle West Capital Corp.	37,944	3,616,443
PPL Corp.	106,097	3,135,166
Public Service Enterprise Group, Inc.	39,058	2,361,837
Sempra Energy	14,584	2,065,532
	Shares	Value
Utilities-(continued)
Southern Co. (The)	48,387	$ 2,819,027
UGI Corp.	42,828	2,084,439
Vistra Energy Corp.	45,888	1,144,906
WEC Energy Group, Inc.	44,505	4,262,244
Xcel Energy, Inc.	67,394	4,328,043
		101,322,527
Total Common Stocks & Other Equity Interests (Cost $1,057,710,875)		1,050,572,855
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(d) (Cost $787,803)	787,803	787,803
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,058,498,678)		1,051,360,658
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(d)(e)	1,596,301	1,596,301
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(d)(e)	531,888	532,100
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,128,401)		2,128,401
TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $1,060,627,079)		1,053,489,059
OTHER ASSETS LESS LIABILITIES-(0.09)%		(947,186)
NET ASSETS-100.00%		$ 1,052,541,873

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
August 31, 2019
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.21%
AMC Entertainment Holdings, Inc.(b)	1,716	$ 19,065
Anterix, Inc.(c)	174	6,743
ATN International, Inc.	240	13,637
Bandwidth, Inc., Class A(c)	333	29,034
Boingo Wireless, Inc.(c)	329	4,234
Boston Omaha Corp., Class A(c)	208	4,260
Cargurus, Inc.(c)	136	4,436
Cars.com, Inc.(c)	171	1,524
cbdMD, Inc.(b)(c)	454	1,861
Central European Media Enterprises Ltd., Class A (Czech Republic)(c)	1,277	5,925
Cogent Communications Holdings, Inc.	131	7,977
Cumulus Media, Inc., Class A(c)	2,000	27,200
Daily Journal Corp.(b)(c)	17	3,408
DHI Group, Inc.(c)	5,233	18,996
E.W. Scripps Co. (The), Class A	1,616	19,974
Eventbrite, Inc., Class A(b)(c)	330	5,768
Fluent, Inc.(c)	3,076	9,166
Gannett Co., Inc.	1,562	16,432
Glu Mobile, Inc.(c)	2,172	9,644
Gray Television, Inc.(c)	2,520	38,556
Hemisphere Media Group, Inc.(c)	601	7,134
IDT Corp., Class B(c)	1,936	17,076
IMAX Corp.(c)	520	10,878
Intelsat S.A.(c)	212	4,384
Iridium Communications, Inc.(c)	750	18,135
Lee Enterprises, Inc.(c)	6,742	12,001
Liberty Latin America Ltd., Class A (Chile)(c)	414	6,798
Liberty Latin America Ltd., Class C (Chile)(c)	249	4,106
Liberty Media Corp.-Liberty Braves, Class C(c)	348	9,556
Liberty TripAdvisor Holdings, Inc., Class A(c)	396	3,461
Loral Space & Communications, Inc.(c)	120	4,439
Marchex, Inc., Class B(c)	2,490	8,466
Marcus Corp. (The)	642	21,546
Meet Group, Inc. (The)(c)	1,919	6,621
Meredith Corp.	261	11,427
MSG Networks, Inc., Class A(c)	819	13,432
National CineMedia, Inc.	2,734	22,419
Ooma, Inc.(c)	528	6,600
Pareteum Corp.(c)	3,988	8,534
QuinStreet, Inc.(c)	1,232	14,106
Reading International, Inc., Class A(c)	367	4,551
Rosetta Stone, Inc.(c)	738	13,468
Scholastic Corp.	180	6,313
Shenandoah Telecommunications Co.	500	15,770
Spok Holdings, Inc.	714	8,389
TEGNA, Inc.	1,543	22,080
Travelzoo(c)	259	3,074
Vonage Holdings Corp.(c)	337	4,455
WideOpenWest, Inc.(c)	431	2,422
		539,481
Consumer Discretionary-13.27%
1-800-Flowers.com, Inc., Class A(c)	1,354	19,931
Aaron’s, Inc.	262	16,797
Abercrombie & Fitch Co., Class A	1,817	26,565
Acushnet Holdings Corp.	247	6,415
	Shares	Value
Consumer Discretionary-(continued)
Adtalem Global Education, Inc.(c)	110	$ 4,699
American Axle & Manufacturing Holdings, Inc.(c)	389	2,466
American Eagle Outfitters, Inc.	293	4,928
American Outdoor Brands Corp.(c)	377	2,266
America’s Car-Mart, Inc.(c)	514	44,091
Asbury Automotive Group, Inc.(c)	406	38,286
Bed Bath & Beyond, Inc.(b)	494	4,777
Big Lots, Inc.	326	7,416
BJ’s Restaurants, Inc.	173	6,304
Bloomin’ Brands, Inc.	696	12,556
Boot Barn Holdings, Inc.(c)	1,020	34,935
Brinker International, Inc.(b)	233	8,854
Buckle, Inc. (The)(b)	238	4,665
Caleres, Inc.	199	4,010
Callaway Golf Co.(b)	289	5,133
Career Education Corp.(c)	880	18,049
Carriage Services, Inc.	222	4,722
Century Casinos, Inc.(c)	1,002	7,695
Century Communities, Inc.(c)	182	5,129
Cheesecake Factory, Inc. (The)	148	5,623
Chegg, Inc.(c)	149	5,906
Childrens Place, Inc. (The)(b)	71	6,195
Churchill Downs, Inc.	34	4,191
Clarus Corp.	1,634	17,990
Collectors Universe, Inc.	672	17,418
Container Store Group, Inc. (The)(b)(c)	540	2,419
Cooper Tire & Rubber Co.(b)	1,053	24,735
Core-Mark Holding Co., Inc.	1,691	54,771
Cracker Barrel Old Country Store, Inc.(b)	39	6,451
Crocs, Inc.(c)	877	19,557
Dana, Inc.	348	4,430
Dave & Buster’s Entertainment, Inc.(b)	266	11,451
Deckers Outdoor Corp.(c)	54	7,962
Del Taco Restaurants, Inc.(c)	606	6,775
Delta Apparel, Inc.(c)	637	14,294
Denny’s Corp.(c)	1,212	28,591
Designer Brands Inc., Class A	437	7,206
Dine Brands Global, Inc.	214	15,098
Dorman Products, Inc.(c)	120	8,530
El Pollo Loco Holdings, Inc.(c)	683	6,973
Eldorado Resorts, Inc.(b)(c)	140	5,391
Escalade, Inc.	253	2,613
Ethan Allen Interiors, Inc.	728	12,522
Everi Holdings, Inc.(c)	4,403	39,363
Fox Factory Holding Corp.(c)	261	18,802
Funko, Inc., Class A(b)(c)	870	20,871
Genesco, Inc.(c)	739	26,368
Gentherm, Inc.(c)	516	18,937
G-III Apparel Group Ltd.(c)	112	2,297
GoPro, Inc., Class A(b)(c)	1,833	7,094
Group 1 Automotive, Inc.	447	33,400
Guess?, Inc.(b)	346	6,252
Habit Restaurants, Inc. (The), Class A(c)	1,947	17,056
Haverty Furniture Cos., Inc.	527	10,092
Helen of Troy Ltd.(c)	116	17,807
Hibbett Sports, Inc.(c)	514	8,502
Houghton Mifflin Harcourt Co.(c)	1,521	9,050
Hudson Ltd., Class A(c)	328	3,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Consumer Discretionary-(continued)
Inspired Entertainment, Inc.(c)	818	$ 5,718
Installed Building Products, Inc.(c)	110	6,260
International Speedway Corp., Class A	282	12,696
iRobot Corp.(b)(c)	127	7,850
J Alexanders Holdings, Inc.(c)	436	5,145
Jack in the Box, Inc.	97	8,276
Johnson Outdoors, Inc., Class A	119	6,664
K12, Inc.(c)	1,203	31,699
KB Home	600	16,854
Kontoor Brands, Inc.(c)	292	9,998
Laureate Education, Inc., Class A(c)	1,177	21,539
La-Z-Boy, Inc.	450	14,341
LCI Industries	120	10,170
LGI Homes, Inc.(c)	261	21,274
Lifetime Brands, Inc.	312	2,409
Lindblad Expeditions Holdings, Inc.(c)	686	12,801
Liquidity Services, Inc.(c)	634	4,799
Lithia Motors, Inc., Class A	230	30,146
M/I Homes, Inc.(c)	1,010	36,501
Malibu Boats, Inc., Class A(c)	256	7,122
MarineMax, Inc.(c)	212	3,066
MasterCraft Boat Holdings, Inc.(c)	231	3,500
MDC Holdings, Inc.	564	21,810
Meritage Homes Corp.(c)	524	34,238
Modine Manufacturing Co.(c)	302	3,083
Monarch Casino & Resort, Inc.(c)	182	8,077
Monro, Inc.	222	17,254
Motorcar Parts of America, Inc.(c)	663	9,633
Murphy USA, Inc.(c)	340	30,396
Office Depot, Inc.	2,529	3,288
OneSpaWorld Holdings Ltd. (Bahamas)(c)	1,877	29,469
Oxford Industries, Inc.	130	9,071
Papa John’s International, Inc.(b)	131	6,519
PlayAGS, Inc.(c)	171	1,666
Regis Corp.(c)	913	14,763
Rent-A-Center, Inc.(c)	2,179	55,630
Rocky Brands, Inc.	156	4,546
Rubicon Project, Inc. (The)(c)	826	8,450
Ruth’s Hospitality Group, Inc.	360	7,002
Sally Beauty Holdings, Inc.(c)	1,627	19,898
SeaWorld Entertainment, Inc.(c)	309	8,964
Select Interior Concepts, Inc., Class A(c)	566	7,024
Shake Shack, Inc., Class A(c)	80	7,933
Shoe Carnival, Inc.(b)	472	14,509
Shutterstock, Inc.(c)	91	3,195
Sleep Number Corp.(c)	838	35,062
Sonic Automotive, Inc., Class A	646	17,384
Sonos, Inc.(c)	566	8,218
Speedway Motorsports, Inc.	301	5,945
Standard Motor Products, Inc.	326	14,445
Steven Madden Ltd.	163	5,415
Stitch Fix, Inc., Class A(b)(c)	222	4,231
Stoneridge, Inc.(c)	356	10,933
Strategic Education, Inc.	51	8,631
Sturm Ruger & Co., Inc.	173	7,095
Target Hospitality Corp.(c)	339	2,068
Taylor Morrison Home Corp., Class A(c)	691	16,487
Tilly’s, Inc., Class A	522	5,591
TopBuild Corp.(c)	97	8,984
TRI Pointe Group, Inc.(c)	562	7,868
	Shares	Value
Consumer Discretionary-(continued)
Twin River Worldwide Holdings, Inc.	354	$ 8,018
Universal Electronics, Inc.(c)	826	37,294
William Lyon Homes, Inc., Class A(c)	364	6,432
Wingstop, Inc.	206	20,635
Winmark Corp.	90	14,625
Winnebago Industries, Inc.	272	8,709
Wolverine World Wide, Inc.	130	3,373
Zumiez, Inc.(c)	380	9,872
		1,699,792
Consumer Staples-3.26%
Andersons, Inc. (The)	353	8,091
B&G Foods, Inc.(b)	283	4,791
BJs Wholesale Club Holdings, Inc.(c)	257	6,749
Boston Beer Co., Inc. (The), Class A(c)	33	14,468
Bridgford Foods Corp.(c)	147	4,923
Calavo Growers, Inc.	136	12,056
Cal-Maine Foods, Inc.	133	5,392
Chefs’ Warehouse, Inc. (The)(c)	799	30,825
Coca-Cola Consolidated, Inc.	72	24,236
Darling Ingredients, Inc.(c)	504	9,374
Freshpet, Inc.(c)	391	19,190
HF Foods Group, Inc.(c)	501	9,709
Hostess Brands, Inc.(c)	916	12,842
Ingles Markets, Inc., Class A	973	37,830
Inter Parfums, Inc.	144	9,258
J & J Snack Foods Corp.	39	7,529
John B. Sanfilippo & Son, Inc.	281	26,021
Lancaster Colony Corp.	29	4,231
Lifevantage Corp.(c)	1,803	21,925
Medifast, Inc.	43	4,298
Natural Grocers by Vitamin Cottage, Inc.(c)	627	5,919
Natures Sunshine Products, Inc.(c)	481	4,526
New Age Beverages Corp.(b)(c)	2,579	7,840
Performance Food Group Co.(c)	339	15,862
Pyxus International, Inc.(b)(c)	680	9,092
Sanderson Farms, Inc.	121	18,104
Seneca Foods Corp., Class A(c)	183	5,029
Simply Good Foods Co. (The)(c)	962	28,504
Tootsie Roll Industries, Inc.(b)	252	9,243
Turning Point Brands, Inc.(b)	236	8,461
Universal Corp.	143	7,159
Village Super Market, Inc., Class A	478	11,936
WD-40 Co.	66	12,032
		417,445
Energy-3.98%
Arch Coal, Inc., Class A(b)	389	29,782
Archrock, Inc.	1,170	11,361
Ardmore Shipping Corp. (Ireland)(c)	554	3,457
Berry Petroleum Corp.	1,002	8,006
Bonanza Creek Energy, Inc.(c)	284	6,407
Brigham Minerals, Inc.	280	5,597
Cactus, Inc., Class A(c)	400	10,188
Callon Petroleum Co.(b)(c)	1,461	6,005
Clean Energy Fuels Corp.(c)	2,144	4,267
CONSOL Energy, Inc.(c)	161	2,698
Contura Energy, Inc.(c)	138	3,974
CVR Energy, Inc.	104	4,137
Delek US Holdings, Inc.	124	4,061
DHT Holdings, Inc.	2,921	16,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Energy-(continued)
DMC Global, Inc.	436	$ 18,936
Dril-Quip, Inc.(c)	88	4,035
Earthstone Energy, Inc., Class A(c)	747	2,570
Energy Fuels, Inc.(c)	2,484	4,546
Falcon Minerals Corp.	763	4,471
GasLog Ltd. (Monaco)	451	5,547
Geospace Technologies Corp.(c)	224	2,742
Goodrich Petroleum Corp.(c)	437	4,628
Green Plains, Inc.	578	4,745
Helix Energy Solutions Group, Inc.(c)	3,193	23,117
International Seaways, Inc.(c)	183	3,151
Jagged Peak Energy, Inc.(c)	390	2,691
KLX Energy Services Holdings, Inc.(c)	477	4,784
Liberty Oilfield Services, Inc., Class A(b)	786	8,465
Magnolia Oil & Gas Corp., Class A(b)(c)	1,538	15,703
Matador Resources Co.(c)	284	4,445
Matrix Service Co.(c)	1,393	27,679
NACCO Industries, Inc., Class A	390	19,414
Newpark Resources, Inc.(c)	640	4,230
Nordic American Tankers Ltd.	1,406	2,503
Northern Oil and Gas, Inc.(b)(c)	2,859	5,261
Oceaneering International, Inc.(c)	177	2,294
Par Pacific Holdings, Inc.(c)	1,410	30,653
PrimeEnergy Resources Corp.(c)	54	6,075
ProPetro Holding Corp.(c)	1,720	18,318
Renewable Energy Group, Inc.(c)	1,344	16,357
REX American Resources Corp.(c)	287	19,711
Scorpio Tankers, Inc. (Monaco)	174	4,574
SEACOR Holdings, Inc.(c)	161	7,562
Select Energy Services, Inc., Class A(c)	909	7,417
Ship Finance International Ltd. (Norway)	708	9,962
SM Energy Co.	264	2,503
Solaris Oilfield Infrastructure, Inc., Class A	1,256	17,270
Southwestern Energy Co.(c)	1,524	2,408
Talos Energy, Inc.(c)	143	2,723
Teekay Tankers Ltd., Class A (Bermuda)(c)	11,582	12,856
W&T Offshore, Inc.(c)	853	3,736
World Fuel Services Corp.	1,448	55,603
		510,041
Financials-19.59%
1st Constitution Bancorp	151	2,629
1st Source Corp.	91	4,038
ACNB Corp.	493	16,604
AG Mortgage Investment Trust, Inc.	597	8,949
Allegiance Bancshares, Inc.(c)	120	3,889
Amalgamated Bank, Class A	700	11,235
Amerant Bancorp, Inc.(c)	324	5,365
American Equity Investment Life Holding Co.	153	3,297
American National Bankshares, Inc.	176	6,019
Ameris Bancorp	604	21,255
AMERISAFE, Inc.	246	16,900
Ames National Corp.	198	5,241
Anworth Mortgage Asset Corp.	1,787	5,540
Apollo Commercial Real Estate Finance, Inc.	584	10,833
Ares Commercial Real Estate Corp.	1,384	20,746
Argo Group International Holdings Ltd.	252	16,561
ARMOUR Residential REIT, Inc.	198	3,251
Arrow Financial Corp.	284	9,133
	Shares	Value
Financials-(continued)
Artisan Partners Asset Management, Inc., Class A	337	$ 8,978
Atlantic Capital Bancshares, Inc.(c)	400	6,520
Atlantic Union Bankshares Corp.	148	5,344
B. Riley Financial, Inc.	208	4,401
Banc of California, Inc.	230	3,351
BancFirst Corp.	83	4,463
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	293	5,312
BancorpSouth Bank	138	3,807
Bank First Corp.	305	16,601
Bank of Commerce Holdings	413	4,130
Bank of Marin Bancorp	377	15,310
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	154	4,244
BankFinancial Corp.	228	2,658
Bankwell Financial Group, Inc.	200	5,262
Banner Corp.	128	6,900
Bar Harbor Bankshares	292	6,444
Baycom Corp.(c)	284	6,276
BCB Bancorp, Inc.	420	5,191
Berkshire Hills Bancorp, Inc.	127	3,725
Blackstone Mortgage Trust, Inc., Class A	191	6,647
Blucora, Inc.(c)	164	3,703
Bridge Bancorp, Inc.	172	4,629
Bridgewater Bancshares, Inc.(c)	367	4,085
Brightsphere Investment Group, Inc.	443	4,027
Brookline Bancorp, Inc.	400	5,616
Bryn Mawr Bank Corp.	152	5,183
Business First Bancshares, Inc.	347	8,196
Byline Bancorp, Inc.(c)	264	4,541
C&F Financial Corp.	93	4,408
Cambridge Bancorp	103	7,616
Camden National Corp.	293	12,148
Cannae Holdings, Inc.(c)	679	18,890
Capital Bancorp, Inc.(c)	260	3,146
Capital City Bank Group, Inc.	301	7,338
Capitol Federal Financial, Inc.	826	11,126
Capstead Mortgage Corp.	2,054	14,933
Carolina Financial Corp.	193	6,591
Carter Bank & Trust(c)	798	15,074
Cathay General Bancorp	140	4,647
CBTX, Inc.	167	4,497
Central Pacific Financial Corp.	568	15,802
Central Valley Community Bancorp	324	6,344
Century Bancorp, Inc., Class A	162	13,122
Chemung Financial Corp.	114	4,582
Cherry Hill Mortgage Investment Corp.	841	10,117
Citizens & Northern Corp.	493	11,694
Citizens, Inc.(b)(c)	844	5,300
City Holding Co.	184	13,680
Civista Bancshares, Inc.	293	5,986
CNB Financial Corp.	306	8,091
CNO Financial Group, Inc.	247	3,577
Coastal Financial Corp.(c)	178	2,629
Cohen & Steers, Inc.	146	7,874
Colony Bankcorp, Inc.	326	5,203
Columbia Banking System, Inc.	137	4,728
Community Bank System, Inc.	134	8,173
Community Trust Bancorp, Inc.	147	5,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Financials-(continued)
ConnectOne Bancorp, Inc.	324	$ 6,636
Cowen, Inc., Class A(c)	1,738	27,130
Crawford & Co., Class A(b)	1,317	12,709
CVB Financial Corp.	217	4,464
Dime Community Bancshares, Inc.	556	11,026
DNB Financial Corp.	208	8,561
Donegal Group, Inc., Class A	508	7,330
Donnelley Financial Solutions, Inc.(c)	489	5,198
Dynex Capital, Inc.	1,095	15,461
Eagle Bancorp, Inc.	118	4,807
eHealth, Inc.(c)	297	24,743
Ellington Financial, Inc.	231	4,036
EMC Insurance Group, Inc.	379	13,621
Employers Holdings, Inc.	470	20,271
Encore Capital Group, Inc.(b)(c)	376	13,874
Enova International, Inc.(c)	123	2,940
Entegra Financial Corp.(c)	252	7,570
Enterprise Financial Services Corp.	93	3,666
ESSA Bancorp, Inc.	328	5,018
Essent Group Ltd.(c)	204	9,894
Exantas Capital Corp.	1,707	19,135
EZCORP, Inc., Class A(c)	446	3,510
Farmers National Banc Corp.	518	6,993
FB Financial Corp.	136	4,878
Federal Agricultural Mortgage Corp., Class C	116	9,553
Federated Investors, Inc., Class B	492	15,764
FGL Holdings	1,608	12,832
Fidelity D&D Bancorp, Inc.	80	4,401
Financial Institutions, Inc.	262	7,614
First BanCorp Puerto Rico	2,683	25,703
First Bancorp, Inc.	282	7,163
First Bancorp/Southern Pines NC	206	7,255
First Bancshares, Inc. (The)	211	6,655
First Bank	339	3,580
First Busey Corp.	206	5,047
First Business Financial Services, Inc.	268	6,043
First Capital, Inc.	211	11,943
First Commonwealth Financial Corp.	580	7,175
First Community Bancshares, Inc.	409	13,010
First Defiance Financial Corp.	350	9,153
First Financial Bancorp	128	2,998
First Financial Bankshares, Inc.	229	7,012
First Financial Corp.	224	9,094
First Interstate BancSystem, Inc., Class A	204	7,956
First Merchants Corp.	277	9,894
First Mid-Illinois Bancshares, Inc.	176	5,648
First Midwest Bancorp, Inc.	173	3,322
First Northwest Bancorp	259	4,139
First of Long Island Corp. (The)	386	8,399
FirstCash, Inc.	56	5,529
Flushing Financial Corp.	332	6,404
FNCB Bancorp, Inc.	418	3,076
Focus Financial Partners, Inc., Class A(c)	170	3,488
Franklin Financial Services Corp.	217	6,853
FS Bancorp, Inc.	82	3,969
Fulton Financial Corp.	606	9,666
FVCBankcorp, Inc.(c)	352	5,826
Genworth Financial, Inc.(c)	1,681	7,447
German American Bancorp, Inc.	157	4,793
Glacier Bancorp, Inc.	180	7,144
	Shares	Value
Financials-(continued)
Global Indemnity Ltd. (Cayman Islands)	96	$ 2,472
Goosehead Insurance, Inc., Class A	744	34,403
Granite Point Mortgage Trust, Inc.	1,050	19,205
Great Ajax Corp.	926	13,501
Great Southern Bancorp, Inc.	217	12,226
Great Western Bancorp, Inc.	130	3,878
Greene County Bancorp, Inc.	108	2,905
Guaranty Bancshares, Inc.	167	5,033
Hallmark Financial Services, Inc.(c)	638	11,216
Hamilton Lane, Inc., Class A	214	13,298
Hancock Whitney Corp.	86	3,019
Hanmi Financial Corp.	240	4,298
HarborOne Bancorp, Inc.(c)	534	5,319
Hawthorn Bancshares, Inc.	447	9,879
HCI Group, Inc.	186	7,248
Heartland Financial USA, Inc.	108	4,723
Heritage Financial Corp.	312	8,168
Heritage Insurance Holdings, Inc.	942	12,350
Hilltop Holdings, Inc.	314	7,458
Hingham Institution for Savings	27	4,863
Home Bancorp, Inc.	104	3,877
Home BancShares, Inc.	171	3,030
HomeStreet, Inc.(c)	690	18,195
HomeTrust Bancshares, Inc.	271	6,835
Hope Bancorp, Inc.	398	5,337
Horace Mann Educators Corp.	187	8,204
Horizon Bancorp, Inc.	263	4,276
Houlihan Lokey, Inc.	156	6,892
IBERIABANK Corp.	76	5,243
Independence Holding Co.	132	4,887
Independent Bank Corp.	100	6,761
Independent Bank Corp.	284	5,518
International Bancshares Corp.	171	6,086
INTL. FCStone, Inc.(c)	108	4,235
Invesco Mortgage Capital, Inc.(d)	779	11,708
Investar Holding Corp.	133	3,088
Investors Bancorp, Inc.	270	2,997
Investors Title Co.	31	4,563
James River Group Holdings Ltd.	597	29,420
Kearny Financial Corp.	650	8,177
Kinsale Capital Group, Inc.	268	26,326
KKR Real Estate Finance Trust, Inc.	387	7,318
Ladder Capital Corp.	1,143	19,180
Ladenburg Thalmann Financial Services, Inc.	3,567	6,991
Lakeland Bancorp, Inc.	362	5,387
Lakeland Financial Corp.	251	10,625
LCNB Corp.	253	4,243
LegacyTexas Financial Group, Inc.	261	10,544
Level One Bancorp, Inc.	130	3,054
Macatawa Bank Corp.	404	3,996
Mackinac Financial Corp.	308	4,355
MainStreet Bancshares, Inc.(c)	387	8,247
Marlin Business Services Corp.	136	2,942
Medallion Financial Corp.(b)(c)	2,211	10,502
Mercantile Bank Corp.	321	9,877
Meridian Bancorp, Inc.	383	6,695
Meta Financial Group, Inc.	127	3,926
Midland States Bancorp, Inc.	168	4,329
MidWestOne Financial Group, Inc.	162	4,693
MMA Capital Holdings, Inc.(c)	493	14,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Financials-(continued)
National Bank Holdings Corp., Class A	251	$ 8,193
National Bankshares, Inc.	123	4,121
National General Holdings Corp.	187	4,409
National Western Life Group, Inc., Class A	33	8,508
NBT Bancorp, Inc.	293	10,246
Nelnet, Inc., Class A	163	10,929
New York Mortgage Trust, Inc.	2,903	17,853
NI Holdings, Inc.(c)	329	5,527
Nicolet Bankshares, Inc.(c)	262	16,606
NMI Holdings, Inc., Class A(c)	991	28,085
Northeast Bank	201	4,219
Northfield Bancorp, Inc.	531	8,241
Northrim BanCorp, Inc.	173	6,263
Northwest Bancshares, Inc.	620	9,802
Norwood Financial Corp.	176	5,407
Oak Valley Bancorp	142	2,293
OceanFirst Financial Corp.	226	4,751
Och-Ziff Capital Management Group Inc., Class A	280	6,300
OFG Bancorp	2,014	41,327
Old National Bancorp	329	5,527
Old Second Bancorp, Inc.	477	5,624
OP Bancorp	334	3,173
Oppenheimer Holdings, Inc., Class A	430	11,937
Orchid Island Capital, Inc.(b)	1,506	8,178
Origin Bancorp, Inc.	149	4,774
Oritani Financial Corp.	951	16,291
Orrstown Financial Services, Inc.	142	3,030
Pacific Premier Bancorp, Inc.	119	3,506
Park National Corp.	59	5,315
Parke Bancorp, Inc.	278	6,330
PCB Bancorp	409	6,736
PCSB Financial Corp.	318	6,268
Peapack-Gladstone Financial Corp.	182	5,120
Penns Woods Bancorp, Inc.	179	7,391
PennyMac Financial Services, Inc.(c)	437	12,931
PennyMac Mortgage Investment Trust	274	5,962
Peoples Bancorp, Inc.	200	6,142
Peoples Financial Services Corp.	114	5,104
People’s Utah Bancorp	159	4,214
Piper Jaffray Cos.	349	25,393
Preferred Bank	78	3,897
Premier Financial Bancorp, Inc.	278	4,309
ProAssurance Corp.	375	14,651
Provident Financial Holdings, Inc.	430	8,682
Provident Financial Services, Inc.	331	7,881
Prudential Bancorp, Inc.	188	3,042
Pzena Investment Management, Inc., Class A	786	6,390
Radian Group, Inc.	533	12,019
Ready Capital Corp.	972	14,269
Reliant Bancorp, Inc.	127	2,910
Republic Bancorp, Inc., Class A	243	10,315
Riverview Bancorp, Inc.	606	4,272
RLI Corp.	87	7,967
S&T Bancorp, Inc.	216	7,392
Safety Insurance Group, Inc.	190	18,324
Sandy Spring Bancorp, Inc.	208	6,964
Seacoast Banking Corp. of Florida(c)	189	4,411
Select Bancorp, Inc.(c)	266	2,899
Selective Insurance Group, Inc.	143	11,387
ServisFirst Bancshares, Inc.	103	3,131
	Shares	Value
Financials-(continued)
Shore Bancshares, Inc.	218	$ 3,348
Sierra Bancorp	302	7,441
Silvercrest Asset Management Group, Inc., Class A	252	3,294
Simmons First National Corp., Class A	146	3,504
SmartFinancial, Inc.(c)	154	2,985
South State Corp.	71	5,224
Southern First Bancshares, Inc.(c)	77	2,939
Southern Missouri Bancorp, Inc.	150	5,010
Southern National Bancorp of Virginia, Inc.	370	5,409
Southside Bancshares, Inc.	465	15,312
Spirit of Texas Bancshares, Inc.(c)	396	8,158
State Auto Financial Corp.	139	4,444
Stewart Information Services Corp.	474	16,979
Stifel Financial Corp.	116	6,197
Stock Yards Bancorp, Inc.	214	7,768
Summit Financial Group, Inc.	339	8,350
Territorial Bancorp, Inc.	207	5,661
Tiptree, Inc.	1,359	9,431
Tompkins Financial Corp.	112	8,859
Towne Bank	186	4,886
TPG RE Finance Trust, Inc.	461	8,948
TriCo Bancshares	322	11,386
TriState Capital Holdings, Inc.(c)	261	5,155
Triumph Bancorp, Inc.(c)	99	2,969
Trupanion, Inc.(b)(c)	99	2,385
TrustCo Bank Corp. NY	1,129	8,659
Trustmark Corp.	383	12,516
UMB Financial Corp.	56	3,490
United Bankshares, Inc.	169	6,233
United Community Banks, Inc.	188	4,965
United Community Financial Corp.	650	6,273
United Financial Bancorp, Inc.	484	6,050
United Fire Group, Inc.	164	7,406
United Security Bancshares	399	4,142
Unity Bancorp, Inc.	244	4,790
Universal Insurance Holdings, Inc.	261	6,525
Univest Financial Corp.	402	10,175
Valley National Bancorp	356	3,742
Veritex Holdings, Inc.	134	3,162
Virtus Investment Partners, Inc.	59	6,295
Waddell & Reed Financial, Inc., Class A(b)	1,024	16,558
Walker & Dunlop, Inc.	166	9,273
Washington Federal, Inc.	268	9,541
Washington Trust Bancorp, Inc.	148	6,867
Waterstone Financial, Inc.	664	11,016
Watford Holdings Ltd., Class A (Bermuda)(c)	460	10,672
WesBanco, Inc.	131	4,483
West Bancorporation, Inc.	262	5,460
Westamerica Bancorp.	204	12,568
Western Asset Mortgage Capital Corp.	2,006	18,856
Western New England Bancorp, Inc.	554	4,925
World Acceptance Corp.(b)(c)	148	19,669
		2,509,187
Health Care-10.38%
ACADIA Pharmaceuticals, Inc.(c)	187	5,172
Acceleron Pharma, Inc.(c)	134	6,018
Accuray, Inc.(c)	2,122	5,687
Addus HomeCare Corp.(c)	272	23,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Health Care-(continued)
Adverum Biotechnologies, Inc.(c)	748	$ 7,727
Affimed N.V. (Germany)(c)	5,767	16,032
Albireo Pharma, Inc.(c)	109	2,665
Allscripts Healthcare Solutions, Inc.(c)	742	6,737
Amedisys, Inc.(c)	101	13,000
AMN Healthcare Services, Inc.(c)	112	6,541
Amphastar Pharmaceuticals, Inc.(c)	868	19,495
AnaptysBio, Inc.(c)	47	1,911
AngioDynamics, Inc.(c)	386	7,091
ANI Pharmaceuticals, Inc.(c)	142	9,301
Anika Therapeutics, Inc.(c)	107	6,073
Antares Pharma, Inc.(c)	1,866	6,046
Apyx Medical Corp.(c)	1,179	8,383
Arena Pharmaceuticals, Inc.(c)	98	5,183
ArQule, Inc.(c)	2,134	19,121
Arrowhead Pharmaceuticals, Inc.(b)(c)	551	18,828
AtriCure, Inc.(c)	334	9,148
Atrion Corp.	21	16,320
Audentes Therapeutics, Inc.(c)	113	3,514
Axsome Therapeutics, Inc.(b)(c)	522	13,285
BioDelivery Sciences International, Inc.(c)	1,789	7,675
Biohaven Pharmaceutical Holding Co., Ltd.(c)	83	3,253
BioLife Solutions, Inc.(c)	307	6,352
BioSpecifics Technologies Corp.(c)	350	19,278
BioTelemetry, Inc.(c)	232	9,199
Blueprint Medicines Corp.(c)	46	3,527
Brookdale Senior Living, Inc.(c)	496	4,057
Cambrex Corp.(c)	216	12,945
Cara Therapeutics, Inc.(b)(c)	310	7,266
Cardiovascular Systems, Inc.(c)	403	19,517
CareDx, Inc.(c)	581	13,258
Catalyst Pharmaceuticals, Inc.(c)	997	6,142
Catasys, Inc.(b)(c)	277	3,889
Celcuity, Inc.(c)	128	2,303
ChemoCentryx, Inc.(c)	401	2,671
Chiasma, Inc.(c)	488	2,528
Codexis, Inc.(b)(c)	764	10,719
Coherus Biosciences, Inc.(b)(c)	192	4,260
Computer Programs & Systems, Inc.	141	2,982
Conformis, Inc.(c)	1,177	2,519
CONMED Corp.	118	11,891
Corbus Pharmaceuticals Holdings, Inc.(b)(c)	648	3,357
Corindus Vascular Robotics, Inc.(c)	2,022	8,593
CorVel Corp.(c)	181	15,246
CryoLife, Inc.(c)	288	7,718
CryoPort, Inc.(c)	618	13,448
Denali Therapeutics, Inc.(b)(c)	281	5,058
Dicerna Pharmaceuticals, Inc.(c)	267	3,711
Elanco Animal Health Inc., CVR(e)	540	135
Emergent BioSolutions, Inc.(c)	81	3,548
Ensign Group, Inc. (The)	370	18,463
Esperion Therapeutics, Inc.(c)	90	3,298
Fate Therapeutics, Inc.(c)	617	10,069
Fluidigm Corp.(c)	1,260	7,031
Genomic Health, Inc.(c)	147	11,269
Glaukos Corp.(c)	222	14,277
Global Blood Therapeutics, Inc.(c)	101	4,644
Haemonetics Corp.(c)	38	5,074
Hanger, Inc.(c)	1,370	25,866
HealthStream, Inc.(c)	232	5,863
	Shares	Value
Health Care-(continued)
HMS Holdings Corp.(c)	468	$ 17,096
Homology Medicines, Inc.(c)	219	4,141
Innoviva, Inc.(c)	944	10,941
Inovalon Holdings, Inc., Class A(c)	1,454	24,602
Inspire Medical Systems, Inc.(c)	163	11,330
Integer Holdings Corp.(c)	191	13,828
Invitae Corp.(c)	654	15,866
Iovance Biotherapeutics, Inc.(c)	318	6,681
iRadimed Corp.(c)	200	3,836
iRhythm Technologies, Inc.(c)	37	2,816
Joint Corp. (The)(c)	891	14,951
KalVista Pharmaceuticals, Inc.(c)	518	8,091
Krystal Biotech, Inc.(c)	328	14,760
Lantheus Holdings, Inc.(c)	1,447	31,487
LHC Group, Inc.(c)	99	11,731
Magellan Health, Inc.(c)	62	3,907
Mallinckrodt PLC(b)(c)	797	2,064
MediciNova, Inc.(b)(c)	1,336	11,570
Medpace Holdings, Inc.(c)	269	21,765
MeiraGTx Holdings PLC(c)	198	4,009
Merit Medical Systems, Inc.(c)	148	5,147
Mesa Laboratories, Inc.(b)	68	15,044
Mirati Therapeutics, Inc.(c)	106	8,689
Misonix, Inc.(c)	359	7,029
Molecular Templates, Inc.(c)	483	2,429
MyoKardia, Inc.(c)	102	5,485
NanoString Technologies, Inc.(c)	459	11,695
Natera, Inc.(c)	455	14,992
National HealthCare Corp.	248	20,038
National Research Corp.	204	13,062
NeoGenomics, Inc.(c)	823	20,559
NextGen Healthcare, Inc.(c)	394	5,599
Novocure Ltd.(c)	91	8,268
NuVasive, Inc.(c)	143	9,083
Omnicell, Inc.(c)	160	11,488
OptimizeRx Corp.(c)	734	12,045
Orthofix Medical, Inc.(c)	126	6,406
OrthoPediatrics Corp.(c)	259	8,337
Pacific Biosciences of California, Inc.(c)	1,619	8,985
Pacira BioSciences Inc.(c)	277	10,315
Palatin Technologies, Inc.(c)	14,541	13,103
Patterson Cos., Inc.	783	13,092
PDL BioPharma, Inc.(c)	1,711	4,004
PetIQ, Inc.(b)(c)	614	19,439
Prestige Consumer Healthcare Inc.(c)	157	5,005
Principia Biopharma, Inc.(c)	102	4,049
Providence Service Corp. (The)(c)	88	4,946
PTC Therapeutics, Inc.(c)	117	5,215
Quanterix Corp.(c)	190	5,003
Quidel Corp.(c)	51	3,216
R1 RCM, Inc.(c)	1,577	18,388
Ra Pharmaceuticals, Inc.(c)	453	12,322
RadNet, Inc.(c)	1,144	15,913
Reata Pharmaceuticals, Inc., Class A(c)	126	9,715
REGENXBIO, Inc.(c)	72	2,483
Repligen Corp.(c)	151	14,014
RTI Surgical, Inc.(c)	1,264	4,020
Scholar Rock Holding Corp.(b)(c)	272	2,880
Select Medical Holdings Corp.(c)	389	6,310
SIGA Technologies, Inc.(c)	918	4,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Health Care-(continued)
Simulations Plus, Inc.	357	$ 12,891
Spark Therapeutics, Inc.(c)	48	4,676
STAAR Surgical Co.(c)	150	4,516
Tactile Systems Technology, Inc.(c)	110	5,548
Tandem Diabetes Care, Inc.(c)	104	7,533
Triple-S Management Corp., Class B(c)	143	2,934
US Physical Therapy, Inc.	160	21,363
Vanda Pharmaceuticals, Inc.(c)	281	3,959
Varex Imaging Corp.(c)	130	3,426
Veracyte, Inc.(c)	896	23,744
Vericel Corp.(c)	1,228	20,311
ViewRay, Inc.(b)(c)	401	1,580
Vocera Communications, Inc.(b)(c)	403	9,249
Voyager Therapeutics, Inc.(c)	149	2,663
Wright Medical Group N.V.(c)	168	3,503
XBiotech, Inc.(c)	496	4,142
ZIOPHARM Oncology, Inc.(b)(c)	3,101	15,474
Zynerba Pharmaceuticals, Inc.(b)(c)	261	2,790
Zynex, Inc.(b)	1,168	10,442
		1,328,744
Industrials-17.21%
AAON, Inc.	270	12,952
ABM Industries, Inc.	811	30,218
Actuant Corp., Class A	357	7,929
Advanced Disposal Services, Inc.(c)	426	13,811
Advanced Drainage Systems, Inc.	217	6,812
Aerojet Rocketdyne Holdings, Inc.(c)	349	18,228
AeroVironment, Inc.(c)	182	9,378
Air Transport Services Group, Inc.(c)	641	12,948
Aircastle Ltd.	755	16,497
Alamo Group, Inc.	120	13,702
Albany International Corp.	231	18,993
Allegiant Travel Co.	60	8,519
Altra Industrial Motion Corp.	86	2,235
Ameresco, Inc., Class A(c)	1,193	17,179
American Superconductor Corp.(c)	2,894	22,197
American Woodmark Corp.(c)	139	11,449
Apogee Enterprises, Inc.	324	11,965
Applied Industrial Technologies, Inc.	57	3,043
Arcosa, Inc.	270	8,772
Argan, Inc.	436	18,011
Armstrong Flooring, Inc.(c)	507	3,432
Astronics Corp.(c)	611	16,809
Atkore International Group, Inc.(c)	1,327	38,496
Avis Budget Group, Inc.(c)	150	3,716
Axon Enterprise, Inc.(c)	59	3,538
AZZ, Inc.	394	16,260
Barnes Group, Inc.	124	5,561
Barrett Business Services, Inc.	160	13,941
Beacon Roofing Supply, Inc.(c)	224	7,141
BG Staffing, Inc.	567	10,626
Bloom Energy Corp., Class A(b)(c)	367	1,644
Blue Bird Corp.(c)	293	5,344
BMC Stock Holdings, Inc.(c)	1,264	32,144
Brady Corp., Class A	319	15,060
BrightView Holdings, Inc.(c)	156	2,859
Brink’s Co. (The)	64	4,816
Builders FirstSource, Inc.(c)	760	14,782
Caesarstone Ltd.	432	6,476
	Shares	Value
Industrials-(continued)
CAI International, Inc.(c)	831	$ 17,601
Casella Waste Systems, Inc., Class A(c)	612	27,846
CBIZ, Inc.(c)	424	9,472
CECO Environmental Corp.(c)	2,466	17,139
Chart Industries, Inc.(c)	144	9,049
CIRCOR International, Inc.(c)	76	2,612
Columbus McKinnon Corp.	196	6,345
Comfort Systems USA, Inc.	324	12,526
Commercial Vehicle Group, Inc.(c)	1,771	11,246
Construction Partners, Inc.(c)	1,075	17,727
Continental Building Products, Inc.(c)	252	6,335
Costamare, Inc. (Monaco)	609	3,526
Covanta Holding Corp.	945	16,254
CRA International, Inc.	88	3,422
CSW Industrials, Inc.	284	19,372
Cubic Corp.	116	8,035
Douglas Dynamics, Inc.	126	5,262
Ducommun, Inc.(c)	761	31,338
DXP Enterprises, Inc.(c)	286	9,281
Eagle Bulk Shipping, Inc.(c)	1,149	5,285
Eastern Co. (The)	143	3,155
Echo Global Logistics, Inc.(c)	226	4,529
EMCOR Group, Inc.	88	7,695
Encore Wire Corp.	448	24,188
Energy Recovery, Inc.(c)	1,503	14,534
EnerSys	56	3,136
Ennis, Inc.	1,017	20,452
EnPro Industries, Inc.	136	8,470
ESCO Technologies, Inc.	269	20,479
Exponent, Inc.	147	10,421
Federal Signal Corp.	692	20,559
Forrester Research, Inc.	218	7,602
Forward Air Corp.	221	13,768
Foundation Building Materials, Inc.(c)	446	7,640
Franklin Covey Co.(c)	204	7,505
Franklin Electric Co., Inc.	212	9,720
FTI Consulting, Inc.(c)	178	19,249
GATX Corp.	227	16,848
Generac Holdings, Inc.(c)	150	11,699
Gibraltar Industries, Inc.(c)	310	12,484
Gorman-Rupp Co. (The)	273	8,155
GP Strategies Corp.(c)	226	2,911
Graham Corp.	162	2,982
Granite Construction, Inc.	70	1,991
Great Lakes Dredge & Dock Corp.(c)	4,423	47,945
Greenbrier Cos., Inc. (The)	111	2,585
Griffon Corp.	659	11,500
H&E Equipment Services, Inc.	253	6,145
Harsco Corp.(c)	469	8,395
Hawaiian Holdings, Inc.	209	5,102
Healthcare Services Group, Inc.	109	2,458
Heartland Express, Inc.	409	8,413
Heidrick & Struggles International, Inc.	308	8,177
Helios Technologies, Inc.	116	4,964
Herc Holdings, Inc.(c)	96	3,963
Heritage-Crystal Clean, Inc.(c)	817	20,016
Herman Miller, Inc.	432	18,265
Hertz Global Holdings, Inc.(c)	1,098	13,297
Hillenbrand, Inc.	133	3,650
HNI Corp.	416	12,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Industrials-(continued)
Hub Group, Inc., Class A(c)	194	$ 8,354
Hurco Cos.Inc.	158	5,042
Huron Consulting Group, Inc.(c)	443	27,116
Hyster-Yale Materials Handling, Inc.	81	4,419
ICF International, Inc.	209	17,694
IES Holdings, Inc.(c)	471	8,888
Insperity, Inc.	53	5,250
Interface, Inc.	191	2,111
John Bean Technologies Corp.	120	12,278
Kadant, Inc.	130	10,698
Kaman Corp.	107	6,248
Kelly Services, Inc., Class A	1,270	30,747
Kennametal, Inc.	240	7,174
Kforce, Inc.	417	13,569
Kimball International, Inc., Class B	1,109	19,463
Knoll, Inc.	983	22,668
Kratos Defense & Security Solutions, Inc.(c)	643	12,841
Lawson Products, Inc.(c)	361	13,158
LB Foster Co., Class A(c)	349	6,949
Lindsay Corp.	51	4,501
Luxfer Holdings PLC (United Kingdom)	1,530	24,036
Marten Transport Ltd.	259	5,095
Masonite International Corp.(c)	112	5,980
MasTec, Inc.(c)	92	5,784
Matson, Inc.	681	24,196
McGrath RentCorp	194	12,422
Mercury Systems, Inc.(c)	147	12,588
Meritor, Inc.(c)	839	14,112
Mesa Air Group, Inc.(c)	1,002	6,473
Miller Industries, Inc.	1,112	34,794
Moog, Inc., Class A	109	8,856
MRC Global, Inc.(c)	521	6,549
MSA Safety, Inc.	63	6,655
Mueller Industries, Inc.	442	11,651
Mueller Water Products, Inc., Class A	502	5,251
MYR Group, Inc.(c)	456	13,074
National Presto Industries, Inc.	40	3,428
Navigant Consulting, Inc.	548	15,273
Northwest Pipe Co.(c)	489	11,247
NOW, Inc.(c)	1,453	17,276
NV5 Global, Inc.(c)	169	10,432
Omega Flex, Inc.	69	5,810
PAM Transportation Services, Inc.(c)	218	12,576
Park Aerospace Corp.	1,087	18,370
Park-Ohio Holdings Corp.	239	6,498
Patrick Industries, Inc.(c)	111	4,012
PGT Innovations, Inc.(c)	224	3,584
PICO Holdings, Inc.(c)	389	3,746
Plug Power, Inc.(b)(c)	2,694	5,846
Powell Industries, Inc.	189	6,864
Primoris Services Corp.	258	5,041
Quanex Building Products Corp.	610	10,504
Radiant Logistics, Inc.(c)	4,860	23,717
Raven Industries, Inc.	241	7,030
RBC Bearings, Inc.(c)	40	6,381
Resources Connection, Inc.	596	9,864
REV Group, Inc.	206	2,655
Rexnord Corp.(c)	212	5,550
Rush Enterprises, Inc., Class A	229	8,269
Saia, Inc.(c)	93	7,955
	Shares	Value
Industrials-(continued)
Simpson Manufacturing Co., Inc.	111	$ 7,126
SkyWest, Inc.	228	13,055
SP Plus Corp.(c)	256	8,835
Spirit Airlines, Inc.(c)	357	13,402
SPX Corp.(c)	227	8,615
SPX FLOW, Inc.(c)	126	4,247
Steelcase, Inc., Class A	1,839	28,560
Sterling Construction Co.Inc.(c)	996	11,145
Sunrun, Inc.(c)	719	11,022
Team, Inc.(c)	198	3,263
Tennant Co.	90	6,155
Terex Corp.	112	2,781
Tetra Tech, Inc.	127	10,302
Thermon Group Holdings, Inc.(c)	660	14,355
Titan Machinery, Inc.(c)	641	9,653
TPI Composites, Inc.(c)	271	4,780
Transcat, Inc.(c)	477	11,081
Trex Co., Inc.(c)	59	5,046
TriMas Corp.(c)	509	14,954
TriNet Group, Inc.(c)	50	3,357
Triton International Ltd. (Bermuda)	288	9,259
Triumph Group, Inc.	316	6,566
TrueBlue, Inc.(c)	444	8,618
Tutor Perini Corp.(c)	689	6,883
UniFirst Corp.	32	6,269
Universal Forest Products, Inc.	380	14,858
Universal Logistics Holdings, Inc.	150	3,143
US Ecology, Inc.	152	9,207
US Xpress Enterprises, Inc., Class A(b)(c)	1,104	4,637
Vectrus, Inc.(c)	1,020	41,269
Viad Corp.	323	20,875
Vivint Solar, Inc.(b)(c)	783	6,311
Wabash National Corp.	401	5,470
Watts Water Technologies, Inc., Class A	130	11,912
Werner Enterprises, Inc.	209	6,830
Wesco Aircraft Holdings, Inc.(c)	489	5,379
Willdan Group, Inc.(c)	487	17,605
Willis Lease Finance Corp.(c)	429	26,499
Willscot Corp.(c)	460	6,417
		2,203,531
Information Technology-13.30%
8x8, Inc.(c)	332	8,071
A10 Networks, Inc.(c)	739	5,129
Acacia Communications, Inc.(c)	380	23,959
ACI Worldwide, Inc.(c)	272	8,100
ADTRAN, Inc.	932	9,572
Advanced Energy Industries, Inc.(c)	113	5,835
Agilysys, Inc.(c)	649	17,685
Airgain, Inc.(c)	597	6,704
Akoustis Technologies, Inc.(b)(c)	384	2,811
Alarm.com Holdings, Inc.(c)	152	7,235
Altair Engineering, Inc., Class A(c)	192	6,597
Ambarella, Inc.(c)	229	12,794
American Software, Inc., Class A	559	8,810
Amkor Technology, Inc.(c)	460	4,025
Anixter International, Inc.(c)	196	11,754
AppFolio, Inc., Class A(c)	197	19,458
Aquantia Corp.(c)	502	6,616
AstroNova, Inc.	540	8,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Information Technology-(continued)
Avaya Holdings Corp.(c)	242	$ 3,417
Avid Technology, Inc.(c)	2,250	16,785
AVX Corp.	200	2,710
Axcelis Technologies, Inc.(c)	388	5,940
Badger Meter, Inc.	260	13,411
Bel Fuse, Inc., Class B	451	4,961
Belden, Inc.	164	7,480
Benchmark Electronics, Inc.	460	12,181
Benefitfocus, Inc.(c)	150	3,918
Blackline, Inc.(c)	68	3,463
Bottomline Technologies (DE), Inc.(c)	107	4,413
Brightcove, Inc.(c)	589	7,262
Brooks Automation, Inc.	213	7,099
Cabot Microelectronics Corp.	57	7,105
Calix, Inc.(c)	483	2,903
Cardtronics PLC, Class A(c)	1,140	33,767
Cass Information Systems, Inc.	92	4,655
Cirrus Logic, Inc.(c)	344	18,452
Clearfield, Inc.(c)	632	6,756
Coda Octopus Group, Inc.(b)(c)	386	3,428
Cornerstone OnDemand, Inc.(c)	96	5,008
Cray, Inc.(c)	598	20,888
CSG Systems International, Inc.	366	19,720
CTS Corp.	177	5,050
Daktronics, Inc.	837	6,052
Digi International, Inc.(c)	606	7,745
Digimarc Corp.(c)	281	11,111
Digital Turbine, Inc.(c)	4,424	33,667
Diodes, Inc.(c)	276	10,088
DSP Group, Inc.(c)	779	10,781
Enphase Energy, Inc.(b)(c)	1,149	34,091
Envestnet, Inc.(c)	94	5,378
ePlus, Inc.(c)	162	13,239
Everbridge, Inc.(c)	158	13,620
EVERTEC, Inc.	534	18,615
Evo Payments, Inc., Class A(c)	656	19,470
ExlService Holdings, Inc.(c)	151	10,223
Fabrinet (Thailand)(c)	690	34,838
FARO Technologies, Inc.(c)	130	6,401
Finisar Corp.(b)(c)	679	15,352
Five9, Inc.(c)	182	11,504
ForeScout Technologies, Inc.(c)	139	4,980
FormFactor, Inc.(c)	1,517	25,926
GTY Technology Holdings, Inc.(c)	643	4,025
Hackett Group, Inc. (The)	640	10,323
Harmonic, Inc.(c)	3,347	22,057
I3 Verticals, Inc., Class A(c)	162	3,664
Ichor Holdings Ltd.(c)	941	20,006
Impinj, Inc.(c)	219	7,967
Inphi Corp.(c)	227	13,890
Inseego Corp.(b)(c)	2,370	10,523
Insight Enterprises, Inc.(c)	504	24,222
Instructure, Inc.	126	5,211
Intelligent Systems Corp.(b)(c)	469	24,805
InterDigital, Inc.	54	2,655
International Money Express, Inc.(c)	466	6,077
Iteris, Inc.(c)	668	3,634
Itron, Inc.(c)	110	7,640
j2 Global, Inc.	49	4,145
KBR, Inc.	866	22,100
	Shares	Value
Information Technology-(continued)
KEMET Corp.	302	$ 5,059
Kimball Electronics, Inc.(c)	468	6,182
Knowles Corp.(c)	961	19,489
Lattice Semiconductor Corp.(c)	1,633	32,154
LivePerson, Inc.(c)	454	18,042
LiveRamp Holdings, Inc.(c)	336	14,233
Lumentum Holdings, Inc.(b)(c)	73	4,070
Majesco(c)	393	3,293
ManTech International Corp., Class A	303	21,295
MAXIMUS, Inc.	98	7,540
MaxLinear, Inc.(c)	873	17,303
Methode Electronics, Inc.	104	3,301
MicroStrategy, Inc., Class A(c)	77	11,033
Mitek Systems, Inc.(c)	850	8,619
Mobileiron, Inc.(c)	1,840	12,696
Model N, Inc.(c)	490	14,029
Monotype Imaging Holdings, Inc.	203	4,009
MTS Systems Corp.	319	18,142
Nanometrics, Inc.(c)	188	5,131
Napco Security Technologies, Inc.(c)	576	19,860
NetScout Systems, Inc.(c)	160	3,544
NIC, Inc.	869	18,093
Novanta, Inc.(c)	136	10,200
OSI Systems, Inc.(c)	196	20,582
PAR Technology Corp.(b)(c)	469	10,848
Paysign, Inc.(b)(c)	1,506	20,015
PC Connection, Inc.	468	16,488
PDF Solutions, Inc.(c)	427	5,000
Perficient, Inc.(c)	670	24,683
Perspecta, Inc.	271	7,032
Photronics, Inc.(c)	2,736	29,549
Plexus Corp.(c)	199	11,385
Power Integrations, Inc.	72	6,409
Presidio, Inc.	806	12,912
Progress Software Corp.	339	12,807
PROS Holdings, Inc.(c)	188	13,352
Q2 Holdings, Inc.(c)	79	7,106
QAD, Inc., Class A	100	4,052
Rapid7, Inc.(c)	247	13,261
Rogers Corp.(c)	80	10,594
Rudolph Technologies, Inc.(c)	128	2,815
Sanmina Corp.(c)	678	19,594
ScanSource, Inc.(c)	216	6,104
Science Applications International Corp.	54	4,753
SecureWorks Corp., Class A(c)	500	6,035
Semtech Corp.(c)	96	4,029
SharpSpring, Inc.(b)(c)	384	4,454
ShotSpotter, Inc.(c)	187	5,092
SPS Commerce, Inc.(c)	344	17,386
StarTek, Inc.(c)	963	5,999
Stratasys Ltd.(c)	779	18,556
Sykes Enterprises, Inc.(c)	352	10,208
Tech Data Corp.(c)	200	18,546
Telaria, Inc.(c)	2,172	21,677
Telenav, Inc.(c)	381	4,313
TESSCO Technologies, Inc.	586	8,661
TTEC Holdings, Inc.	108	5,066
Tucows, Inc., Class A(b)(c)	166	8,376
Ultra Clean Holdings, Inc.(c)	514	6,137
Unisys Corp.(c)	596	3,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Information Technology-(continued)
Upland Software, Inc.(c)	391	$ 14,858
Varonis Systems, Inc.(c)	57	3,894
Verint Systems, Inc.(c)	179	9,539
Verra Mobility Corp.(c)	648	9,020
Viavi Solutions, Inc.(c)	939	13,043
VirnetX Holding Corp.(c)	1,707	8,979
Virtusa Corp.(c)	154	5,566
Vishay Precision Group, Inc.(c)	301	9,406
Workiva, Inc.(c)	298	14,337
Xperi Corp.	1,271	23,285
Yext, Inc.(c)	317	4,999
Zix Corp.(c)	2,820	20,727
		1,703,568
Materials-2.95%
Advanced Emissions Solutions, Inc.	986	12,443
AdvanSix, Inc.(c)	134	2,994
Allegheny Technologies, Inc.(c)	270	5,351
Balchem Corp.	54	4,795
Carpenter Technology Corp.	150	7,296
Chase Corp.	42	4,209
Clearwater Paper Corp.(c)	229	3,669
Cleveland-Cliffs, Inc.(b)	3,257	25,861
Commercial Metals Co.	226	3,541
Compass Minerals International, Inc.	118	5,868
Ferro Corp.(c)	277	2,823
FutureFuel Corp.	353	3,805
H.B. Fuller Co.	150	6,391
Hawkins, Inc.	351	15,567
Haynes International, Inc.	108	3,226
Ingevity Corp.(c)	82	6,246
Innospec, Inc.	153	12,726
Kaiser Aluminum Corp.	78	6,898
Koppers Holdings, Inc.(c)	137	3,632
Livent Corp.(c)	1,953	12,011
Louisiana-Pacific Corp.	296	7,116
Materion Corp.	399	23,477
Minerals Technologies, Inc.	67	3,229
Myers Industries, Inc.	479	8,062
Neenah, Inc.	57	3,635
Novagold Resources, Inc. (Canada)(c)	3,247	24,158
PH Glatfelter Co.	531	7,636
Quaker Chemical Corp.	80	12,709
Ryerson Holding Corp.(c)	404	2,775
Schnitzer Steel Industries, Inc.	156	3,454
Schweitzer-Mauduit International, Inc., Class A	167	5,601
Sensient Technologies Corp.	100	6,532
Stepan Co.	239	22,798
Synalloy Corp.	202	3,240
UFP Technologies, Inc.(c)	473	19,762
United States Lime & Minerals, Inc.	46	3,550
US Concrete, Inc.(c)	108	4,376
Verso Corp., Class A(c)	1,980	20,216
Warrior Met Coal, Inc.	1,993	41,654
Worthington Industries, Inc.	110	3,817
		377,149
Real Estate-8.01%
Acadia Realty Trust	321	8,779
Agree Realty Corp.	191	14,266
Alexander & Baldwin, Inc.	669	15,313
	Shares	Value
Real Estate-(continued)
Alexanders, Inc.	14	$ 5,286
American Assets Trust, Inc.	221	10,356
American Finance Trust, Inc.(b)	642	7,685
Armada Hoffler Properties, Inc.	1,177	20,409
Ashford Hospitality Trust, Inc.	1,420	3,976
Bluerock Residential Growth REIT, Inc.	1,418	17,541
Braemar Hotels & Resorts, Inc.	2,462	22,577
BRT Apartments Corp.	828	11,989
CareTrust REIT, Inc.	786	18,699
Chatham Lodging Trust	836	13,869
Chesapeake Lodging Trust	372	9,579
City Office REIT, Inc.	1,316	17,819
Clipper Realty, Inc.	1,069	11,695
Community Healthcare Trust, Inc.	547	23,324
Consolidated-Tomoka Land Co.	204	13,023
CoreCivic, Inc.	656	11,119
CorEnergy Infrastructure Trust, Inc.	544	24,540
DiamondRock Hospitality Co.	739	6,998
Easterly Government Properties, Inc.	457	9,391
EastGroup Properties, Inc.	62	7,720
Essential Properties Realty Trust, Inc.	261	5,927
First Industrial Realty Trust, Inc.	138	5,375
Four Corners Property Trust, Inc.	620	17,664
Franklin Street Properties Corp.	1,758	13,308
Front Yard Residential Corp.	284	3,150
FRP Holdings, Inc.(c)	69	3,394
GEO Group, Inc. (The)	316	5,423
Getty Realty Corp.	559	17,754
Gladstone Commercial Corp.	964	21,854
Gladstone Land Corp.(b)	456	5,249
Global Medical REIT, Inc.	1,518	16,592
Global NET Lease, Inc.	711	13,637
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	830	22,933
Healthcare Realty Trust, Inc.	204	6,779
Hersha Hospitality Trust	536	7,450
Independence Realty Trust, Inc.	1,716	23,870
Industrial Logistics Properties Trust	482	10,310
Innovative Industrial Properties, Inc.(b)	286	25,500
Investors Real Estate Trust	190	13,157
iStar, Inc.(b)	311	3,981
Jernigan Capital, Inc.	740	14,289
Kennedy-Wilson Holdings, Inc.	323	6,777
Kite Realty Group Trust	849	12,132
Lexington Realty Trust	1,849	19,211
LTC Properties, Inc.	362	17,666
Mack-Cali Realty Corp.	759	15,461
Marcus & Millichap, Inc.(c)	142	5,123
Monmouth Real Estate Investment Corp.	562	7,373
National Health Investors, Inc.	102	8,462
National Storage Affiliates Trust	373	12,481
New Senior Investment Group, Inc.	732	4,575
NexPoint Residential Trust, Inc.	509	23,618
NorthStar Realty Europe Corp.	1,917	32,455
One Liberty Properties, Inc.	576	15,425
Physicians Realty Trust	531	9,197
Piedmont Office Realty Trust, Inc., Class A	550	10,857
PotlatchDeltic Corp.	120	4,618
Preferred Apartment Communities, Inc., Class A(b)	1,701	22,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
	Shares	Value
Real Estate-(continued)
PS Business Parks, Inc.	40	$ 7,184
QTS Realty Trust, Inc., Class A	246	12,069
Rafael Holdings, Inc., Class B(c)	479	9,676
Retail Opportunity Investments Corp.	429	7,512
Retail Value, Inc.	83	3,070
Rexford Industrial Realty, Inc.	187	8,263
RLJ Lodging Trust	310	5,025
RPT Realty	1,310	15,589
Ryman Hospitality Properties, Inc.	72	5,735
Sabra Health Care REIT, Inc.	344	7,437
Safehold, Inc.	347	10,167
Saul Centers, Inc.	166	8,338
Seritage Growth Properties, Class A(b)	189	7,388
St. Joe Co. (The)(c)	259	4,657
STAG Industrial, Inc.	257	7,474
Summit Hotel Properties, Inc.	842	9,397
Sunstone Hotel Investors, Inc.	386	5,072
Tanger Factory Outlet Centers, Inc.(b)	399	5,642
Terreno Realty Corp.	222	11,224
UMH Properties, Inc.	343	4,411
Universal Health Realty Income Trust	258	24,946
Urban Edge Properties	230	4,027
Urstadt Biddle Properties, Inc., Class A	726	15,239
Washington Prime Group, Inc.(b)	993	3,207
Washington REIT	236	6,252
Whitestone REIT(b)	1,381	17,152
Xenia Hotels & Resorts, Inc.	414	8,367
		1,026,395
Utilities-3.76%
ALLETE, Inc.	92	7,887
American States Water Co.	189	17,488
AquaVenture Holdings Ltd.(c)	419	7,408
Artesian Resources Corp., Class A	262	9,537
Atlantic Power Corp.(c)	11,134	25,497
Avista Corp.	86	4,033
Black Hills Corp.	134	10,279
California Water Service Group	424	23,931
Chesapeake Utilities Corp.	273	25,820
Clearway Energy, Inc., Class A	611	10,240
Clearway Energy, Inc., Class C	750	13,275
Connecticut Water Service, Inc.	206	14,449
Consolidated Water Co. Ltd. (Cayman Islands)	582	8,532
El Paso Electric Co.	213	14,207
Genie Energy Ltd., Class B(b)	1,841	13,182
Global Water Resources, Inc.	418	4,978
MGE Energy, Inc.	226	17,142
Middlesex Water Co.	463	28,262
New Jersey Resources Corp.	189	8,645
	Shares	Value
Utilities-(continued)
Northwest Natural Holding Co.	261	$ 18,625
NorthWestern Corp.	199	14,416
ONE Gas, Inc.	97	8,886
Ormat Technologies, Inc.	155	11,512
Otter Tail Corp.	314	15,895
Pattern Energy Group, Inc., Class A	880	23,892
PNM Resources, Inc.	251	12,803
Portland General Electric Co.	186	10,582
Pure Cycle Corp.(c)	374	4,058
RGC Resources, Inc.	197	5,591
SJW Group	109	7,448
South Jersey Industries, Inc.	283	9,152
Southwest Gas Holdings, Inc.	88	8,028
Spark Energy, Inc., Class A(b)	870	8,230
Spire, Inc.	127	10,782
TerraForm Power, Inc., Class A	319	5,410
Unitil Corp.	418	25,235
York Water Co. (The)	424	15,832
		481,169
Total Common Stocks & Other Equity Interests (Cost $13,132,024)		12,796,502
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.01%(f) (Cost $15,666)	15,666	15,666
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $13,147,690)		12,812,168
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.83%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(f)(g)	557,381	557,381
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(f)(g)	188,410	188,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $745,866)		745,866
TOTAL INVESTMENTS IN SECURITIES-105.87% (Cost $13,893,556)		13,558,034
OTHER ASSETS LESS LIABILITIES-(5.87)%		(751,465)
NET ASSETS-100.00%		$ 12,806,569

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2019
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2019.
(c)	Non-income producing security.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the period July 1, 2019 through August 31, 2019.

	Value June 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$15,894	$10,062	$(13,585)	$(1,040)	$377	$11,708	$-

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statements of Assets and Liabilities
August 31, 2019
	Invesco ESG Revenue ETF (ESGL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$23,148,033	$ 1,050,572,855	$12,784,794
Affiliated investments in securities, at value	89,473	2,916,204	773,240
Receivable for:
Dividends	67,685	1,444,448	8,996
Securities lending	20	1,011	1,468
Investments sold	-	-	53,200
Total assets	23,305,211	1,054,934,518	13,621,698
Liabilities:
Due to custodian	-	15	-
Payable for:
Investments purchased	-	-	62,238
Collateral upon return of securities loaned	66,481	2,128,401	745,866
Accrued unitary management fees	7,857	251,947	3,983
Accrued expenses	3,192	12,282	3,042
Total liabilities	77,530	2,392,645	815,129
Net Assets	$23,227,681	$1,052,541,873	$ 12,806,569
Net assets consist of:
Shares of beneficial interest	$22,820,117	$ 1,081,747,732	$15,220,641
Distributable earnings	407,564	(29,205,859)	(2,414,072)
Net Assets	$23,227,681	$1,052,541,873	$ 12,806,569
Shares outstanding (unlimited amount authorized, $0.01 par value)	750,000	35,350,000	500,000
Net asset value	$ 30.97	$ 29.77	$ 25.61
Market price	$ 30.99	$ 29.79	$ 25.65
Unaffiliated investments in securities, at cost	$ 21,952,140	$1,057,710,875	$13,120,191
Affiliated investments in securities, at cost	$ 98,661	$ 2,916,204	$ 773,365
(a)Includes securities on loan with an aggregate value of:	$ 65,153	$ 2,061,653	$ 715,741
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

(This Page Intentionally Left Blank)

Statements of Operations
For the period July 1, 2019 through August 31, 2019 and the year ended June 30, 2019
	Invesco ESG Revenue ETF (ESGL)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019
Investment income:
Unaffiliated dividend income	$ 127,480	$ 746,886
Affiliated dividend income	309	1,421
Securities lending income	37	523
Foreign witholding tax	-	-
Total investment income	127,826	748,830
Expenses:
Unitary management fees	16,523	102,585
Proxy fees	3,192	-
Total expenses	19,715	102,585
Less: Waivers	(2)	(8)
Net expenses	19,713	102,577
Net investment income	108,113	646,253
Realized and unrealized gain (loss) from:
Unaffiliated investment securities	145	(592,280)
Affiliated investment securities	-	(4,487)
Unaffiliated in-kind redemptions	978,236	1,381,024
Affiliated in-kind redemptions	573	438
Net realized gain (loss)	978,954	784,695
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,403,869)	448,785
Affiliated investment securities	(4,794)	(641)
Change in unrealized appreciation (depreciation)	(1,408,663)	448,144
Net realized and unrealized gain (loss)	(429,709)	1,232,839
Net increase (decrease) in net assets resulting from operations	$ (321,596)	$1,879,092
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Two Months Ended August 31, 2019	Year Ended June 30, 2019	Two Months Ended August 31, 2019	Year Ended June 30, 2019

$ 3,227,280	$ 10,185,709	$ 24,054	$ 241,740
2,027	2,916	11	1,805
1,150	161,249	3,238	4,095
-	(37)	(10)	(21)
3,230,457	10,349,837	27,293	247,619

529,368	1,358,995	8,270	47,931
12,282	-	3,042	-
541,650	1,358,995	11,312	47,931
(165)	(267)	(1)	(2)
541,485	1,358,728	11,311	47,929
2,688,972	8,991,109	15,982	199,690

(111,529)	(30,937,916)	(38,748)	(1,711,367)
-	-	377	(2,423)
75,896,576	41,089,534	887,375	1,220,218
-	-	-	(5)
75,785,047	10,151,618	849,004	(493,577)

(71,050,531)	65,150,207	(1,339,459)	486,601
-	-	(1,041)	1,670
(71,050,531)	65,150,207	(1,340,500)	488,271
4,734,516	75,301,825	(491,496)	(5,306)
$ 7,423,488	$ 84,292,934	$ (475,514)	$ 194,384

Statements of Changes in Net Assets
For the period July 1, 2019 through August 31, 2019 , the year ended June 30, 2019 and the period ended June 30, 2018
	Invesco ESG Revenue ETF (ESGL)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Year Ended June 30, 2018
Operations:
Net investment income	$ 108,113	$ 646,253	$ 513,363
Net realized gain (loss)	978,954	784,695	1,718,578
Change in net unrealized appreciation (depreciation)	(1,408,663)	448,144	47,156
Net increase (decrease) in net assets resulting from operations	(321,596)	1,879,092	2,279,097
Distributions to Shareholders from:
Distributable earnings	-	(668,150)	(603,824)
Shareholder Transactions:
Proceeds from shares sold	-	11,686,750	12,307,274
Value of shares repurchased	(4,749,487)	(7,457,787)	(13,859,701)
Net increase (decrease) in net assets resulting from share transactions	(4,749,487)	4,228,963	(1,552,427)
Net increase (decrease) in net assets	(5,071,083)	5,439,905	122,846
Net assets:
Beginning of period	28,298,764	22,858,859	22,736,013
End of period	$23,227,681	$28,298,764	$ 22,858,859
Changes in Shares Outstanding:
Shares sold	-	400,000	400,000
Shares repurchased	(150,000)	(250,000)	(450,000)
Shares outstanding, beginning of period	900,000	750,000	800,000
Shares outstanding, end of period	750,000	900,000	750,000

(a)	For the period November 8, 2017 (commencement of investment operations) to June 30, 2018.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)			Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Two Months Ended August 31, 2019	Year Ended June 30, 2019	Period Ended June 30, 2018(a)	Two Months Ended August 31, 2019	Year Ended June 30, 2019	Period Ended June 30, 2018(a)

$ 2,688,972	$ 8,991,109	$ 235,636	$ 15,982	$ 199,690	$ 109,876
75,785,047	10,151,618	(10,373)	849,004	(493,577)	591,808
(71,050,531)	65,150,207	(1,237,696)	(1,340,500)	488,271	516,707
7,423,488	84,292,934	(1,012,433)	(475,514)	194,384	1,218,391

-	(8,357,048)	(143,972)	-	(197,838)	(89,510)

774,866,415	1,156,693,709	186,408,815	7,976,061	9,051,529	33,426,706
(728,072,575)	(384,896,789)	(34,660,671)	(6,764,762)	(10,538,081)	(20,994,797)
46,793,840	771,796,920	151,748,144	1,211,299	(1,486,552)	12,431,909
54,217,328	847,732,806	150,591,739	735,785	(1,490,006)	13,560,790

998,324,545	150,591,739	-	12,070,784	13,560,790	-
$1,052,541,873	$ 998,324,545	$150,591,739	$ 12,806,569	$ 12,070,784	$ 13,560,790

25,800,000	41,350,000	6,950,000	300,000	350,000	1,300,000
(24,050,000)	(13,400,000)	(1,300,000)	(250,000)	(400,000)	(800,000)
33,600,000	5,650,000	-	450,000	500,000	-
35,350,000	33,600,000	5,650,000	500,000	450,000	500,000

Financial Highlights
Invesco ESG Revenue ETF (ESGL)
	Two Months Ended August 31, 2019	Years Ended June 30,		For the Period October 31, 2016(a) Through June 30, 2017
		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$ 31.44	$ 30.48	$ 28.42	$ 25.00
Net investment income(b)	0.14	0.78	0.66	0.40
Net realized and unrealized gain (loss) on investments	(0.61)	1.00	2.16	3.28
Total from investment operations	(0.47)	1.78	2.82	3.68
Distributions to shareholders from:
Net investment income	-	(0.78)	(0.76)	(0.26)
Net realized gains	-	(0.04)	-	-
Total distributions	-	(0.82)	(0.76)	(0.26)
Net asset value at end of period	$ 30.97	$ 31.44	$ 30.48	$ 28.42
Market price at end of period	$ 30.99(c)	$ 31.47(c)
Net Asset Value Total Return(d)	(1.49)%	5.95%	9.96%	14.78%
Market Price Total Return(d)	(1.53)%	6.05%	9.93%	14.82%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,228	$28,299	$22,859	$22,736
Ratio to average net assets of:
Expenses, after Waivers	0.41% (e)	0.40%	0.40%	0.40% (f)
Expenses, prior to Waivers	0.41% (e)	0.40%	0.47%	0.78% (f)
Net investment income	2.68% (e)	2.52%	2.19%	2.22% (f)
Portfolio turnover rate(g)	0%	34%	27%	42%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$ 29.71	$ 26.65	$ 25.00
Net investment income(b)	0.07	0.54	0.22
Net realized and unrealized gain (loss) on investments	(0.01)	2.99	1.59
Total from investment operations	0.06	3.53	1.81
Distributions to shareholders from:
Net investment income	-	(0.47)	(0.16)
Net asset value at end of period	$ 29.77	$ 29.71	$ 26.65
Market price at end of period	$ 29.79(c)	$ 29.71(c)
Net Asset Value Total Return(d)	0.20%	13.37%	7.26%
Market Price Total Return(d)	0.27%	13.32%	7.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,052,542	$998,325	$150,592
Ratio to average net assets of:
Expenses, after Waivers	0.29% (e)	0.29%	0.29% (f)
Expenses, prior to Waivers	0.29% (e)	0.29%	0.29% (f)
Net investment income	1.48% (e)	1.92%	1.42% (f)
Portfolio turnover rate(g)	83%	138%	213%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Two Months Ended August 31, 2019	Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$ 26.82	$ 27.12	$ 25.00
Net investment income(b)	0.03	0.43	0.22
Net realized and unrealized gain (loss) on investments	(1.24)	(0.29)	2.08
Total from investment operations	(1.21)	0.14	2.30
Distributions to shareholders from:
Net investment income	-	(0.44)	(0.18)
Net asset value at end of period	$ 25.61	$ 26.82	$ 27.12
Market price at end of period	$ 25.65(c)	$ 26.82(c)
Net Asset Value Total Return(d)	(4.51)%	0.63%	9.22%
Market Price Total Return(d)	(4.36)%	0.59%	9.21%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,807	$12,071	$13,561
Ratio to average net assets of:
Expenses, after Waivers	0.41% (e)	0.39%	0.39% (f)
Expenses, prior to Waivers	0.41% (e)	0.39%	0.39% (f)
Net investment income	0.87% (e)	1.62%	1.30% (f)
Portfolio turnover rate(g)	64%	189%	173%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2019
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Predecessor Fund (as defined below)	Short Name
Invesco ESG Revenue ETF (ESGL)	Oppenheimer ESG Revenue ETF	"ESG Revenue ETF"
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Oppenheimer Russell 1000® Dynamic Multifactor ETF	"Russell 1000® Dynamic Multifactor ETF"
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	Oppenheimer Russell 2000® Dynamic Multifactor ETF	"Russell 2000® Dynamic Multifactor ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc., except for ESG Revenue ETF, which is listed and traded on NYSE Arca, Inc.
Each Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of a corresponding fund of the Oppenheimer ETF Trust (a “Predecessor Fund”) after the close of business on May 24, 2019 (each, a “Reorganization”). Each Fund adopted the performance and financial information of its corresponding Predecessor Fund. Information presented prior to the close of business on May 24, 2019 is that of the Predecessor Fund.
Effective August 31, 2019, each Fund’s fiscal year-end changed from June 30 to August 31.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
ESG Revenue ETF	Invesco Revenue Weighted ESG Index™
Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index
Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the "Adviser") determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Other Risks
Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for Funds that invest in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.
Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of the Shares than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.
C.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
D.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex- dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.
F.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses (as set forth in the Investment Advisory Agreement).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.
J.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.
K.	Securities Lending - Each Fund may participate in securities lending. Each Fund may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
L.	Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended June 30, 2018, distributions from distributable earnings consisted of distributions from net investment income.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The rates paid by each Fund are as follows:
Unitary Management Fees (as a % of Net Assets)
ESG Revenue ETF	0.40%
Russell 1000® Dynamic Multifactor ETF	0.29%
Russell 2000® Dynamic Multifactor ETF	0.39%

Prior to the Reorganization, the Predecessor Funds were managed by OFI Advisors, LLC ("OFI") and each Predecessor Fund paid OFI an investment advisory fee calculated at the same annualized rates as disclosed above for each respective Fund.
Effective as of the Reorganization, the Adviser has agreed to waive a portion of each Fund’s unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, Acquired Fund Fees and Expenses, if any, and other extraordinary expenses) from exceeding the Fund’s unitary management fee through at least May 24, 2021.
Further, effective as of the Reorganization, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the period July 1, 2019 to August 31, 2019 and the year ended June 30, 2019, the Adviser waived fees for each Fund in the following amounts:
Fund	Period July 1, 2019 to August 31, 2019	Year Ended June 30, 2019
ESG Revenue ETF	$ 2	$ 8
Russell 1000® Dynamic Multifactor ETF	165	267
Russell 2000® Dynamic Multifactor ETF	1	2
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for each Predecessor Fund adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act. Prior to the Reorganization, the Predecessor Funds paid no distribution fees to OppenheimerFunds Distributor, Inc.
The Trust has entered into service agreements whereby The Bank of New York Mellon ("BNYM"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund. Prior to the Reorganization, BNYM served as administrator, custodian, fund accountant and transfer agent for each Predecessor Fund.
The Adviser has entered into licensing agreements on behalf of each Fund with the index provider of each Fund’s respective Underlying Index (each, a “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. Prior to the Reorganization, each Underlying Index name trademark had been licensed to OFI for use by the corresponding Predecessor Fund. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of August 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,796,367	$-	$135	$12,796,502
Money Market Funds	761,532	-	-	761,532
Total Investments	$13,557,899	$-	$135	$13,558,034
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Period July 1, 2019 to August 31, 2019, Year Ended June 30, 2019 and Period Ended June 30, 2018:
	August 31, 2019	June 30, 2019	June 30, 2018
	Ordinary Income	Ordinary Income	Ordinary Income
ESG Revenue ETF	$-	$ 668,150	$603,824
Russell 1000® Dynamic Multifactor ETF	-	8,357,048	143,972
Russell 2000® Dynamic Multifactor ETF	-	197,838	89,510
Tax Components of Net Assets at Fiscal Period-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
ESG Revenue ETF	$ 137,851	$ 802,600	$ (532,887)	$ 22,820,117	$ 23,227,681
Russell 1000® Dynamic Multifactor ETF	3,415,091	(8,107,198)	(24,513,752)	1,081,747,732	1,052,541,873
Russell 2000® Dynamic Multifactor ETF	39,125	(475,757)	(1,977,440)	15,220,641	12,806,569
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The following table presents available capital loss carryforwards and expiration dates for each Fund as of August 31, 2019:
	No expiration
	Short-Term	Long-Term	Total*
ESG Revenue ETF	$ 50,740	$482,147	$ 532,887
Russell 1000® Dynamic Multifactor ETF	23,766,047	747,705	24,513,752
Russell 2000® Dynamic Multifactor ETF	1,717,611	259,829	1,977,440

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 6—Investment Transactions
For the period July 1, 2019 to August 31, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG Revenue ETF	$ 45,486	$ -
Russell 1000® Dynamic Multifactor ETF	847,994,530	849,416,703
Russell 2000® Dynamic Multifactor ETF	7,918,450	8,501,495

For the period July 1, 2019 to August 31, 2019, in-kind transactions associated with creations and redemptions were as follows:
	Cost of Securities Received	Value of Securities Delivered
ESG Revenue ETF	$ -	$ 4,737,819
Russell 1000® Dynamic Multifactor ETF	776,145,030	727,660,319
Russell 2000® Dynamic Multifactor ETF	7,949,416	6,155,520
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
At August 31, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
ESG Revenue ETF	$ 2,527,268	$ (1,724,668)	$ 802,600	$ 22,368,425
Russell 1000® Dynamic Multifactor ETF	38,460,010	(46,567,208)	(8,107,198)	1,061,596,257
Russell 2000® Dynamic Multifactor ETF	634,812	(1,110,569)	(475,757)	14,033,791
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the period July 1, 2019 to August 31, 2019, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
ESG Revenue ETF	$-	$ (970,973)	$ 970,973
Russell 1000® Dynamic Multifactor ETF	-	(72,759,220)	72,759,220
Russell 2000® Dynamic Multifactor ETF	-	(604,379)	604,379
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco ESG Revenue ETF, Invesco Russell 1000® Dynamic Multifactor ETF and Invesco Russell 2000® Dynamic Multifactor ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 1, 2019 through August 31, 2019 and for the year ended June 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations, changes in each of their net assets and each of the financial highlights for the period July 1, 2019 through August 31, 2019 and for the year ended June 30, 2019 in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Predecessor Fund
Invesco ESG Revenue ETF	Oppenheimer ESG Revenue ETF
Invesco Russell 1000® Dynamic Multifactor ETF	Oppenheimer Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF	Oppenheimer Russell 2000® Dynamic Multifactor ETF
The financial statements of the Predecessor Funds as of and for the year or period ended June 30, 2018 and the financial highlights for each of the periods ended on or prior to June 30, 2018 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated August 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

Calculating your ongoing Fund expenses
Example
As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust , you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.
	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco ESG Revenue ETF (ESGL)
Actual	$1,000.00	$ 1,006.90	0.41%	$2.07
Hypothetical (5% return before expenses)	1,000.00	1,023.14	0.41	2.09
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
Actual	1,000.00	1,065.90	0.29	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.74	0.29	1.48
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Actual	1,000.00	971.00	0.42	2.09
Hypothetical (5% return before expenses)	1,000.00	1,023.09	0.42	2.14

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended August 31, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Exchange-Traded Self-Indexed Fund Trust was held on August 19, 2019. The Meeting was held for the following purpose:

(1).	To elect ten (10) trustees to the Board of Trustees of the Trust.

The results of the voting on the above matter was as follows:

Matter		Votes For	Votes Withheld
(1).	Ronn R. Bagge	510,109,837.59	11,855,291.56
	Todd J. Barre	510,881,129.72	11,083,999.43
	Kevin M. Carome	508,360,485.89	13,604,643.26
	Edmund P. Giambastiani, Jr.	508,036,588.75	13,928,540.40
	Victoria J. Herget	510,657,430.60	11,307,698.55
	Marc M. Kole	510,042,704.78	11,922,424.37
	Yung Bong Lim	510,687,623.73	11,277,505.42
	Joanne Pace	508,487,165.73	13,477,963.42
	Gary R. Wicker	508,529,623.38	13,435,505.77
	Donald H. Wilson	507,835,558.89	14,129,570.26

52

Trustees and Officers

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

As of August 31, 2019

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice Chairman of the Board; Chairman of the Nominating and Governance Committee and Trustee	Vice Chairman since 2018; Chairman of the Nominating and Governance Committee and Trustee since 2016	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	246	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017-Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	246	None

Edmund P. Giambastiani, Jr.—1948 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	President of Giambastiani Group LLC (national security and energy consulting) (2007-Present); Director, The Boeing Company (2009-Present); Trustee, MITRE Corporation (federally-funded research development) (2008-Present); Director of THL Credit, Inc. (alternative credit investment manager) (2016-Present); Trustee, U.S. Naval Academy Foundation Athletic & Scholarship Program (2010-Present); Advisory Board Member, Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development) (2010-Present); Defense Advisory Board Member Lawrence Livermore National Laboratory (2013-Present); formerly, Chairman (2015-2016),	246	Formerly, Trustee, certain funds of the Oppenheimer Funds complex (2013-2019); Director of Mercury Defense Systems Inc. (information technology) (2011-2013); Independent Director, QinetiQ Group Plc (defense

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

53

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
			Lead Director (2011-2015) and Director (2008-2011), Monster Worldwide, Inc. (career services); Advisory Board Member, Maxwell School of Citizenship and Public Affairs of Syracuse University (2012-2016); United States Navy, career nuclear submarine officer (1970-2007); Seventh Vice Chairman of the Joint Chiefs of Staff (2005-2007); first NATO Supreme Allied Commander Transformation (2003-2005); Commander, U.S. Joint Forces Command (2002-2005).		technology and security) (2008-2011); Chairman, Alenia North America, Inc. (military and defense products) (2008-2009); Director, SRA International, Inc. (information technology and services) (2008- 2011).

Victoria J. Herget—1951 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Formerly, Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms).	246	Trustee (2000-Present) and Chair (2010-2017), Newberry Library; Trustee, Mather LifeWays (2001-Present); Trustee, Chikaming Open Lands (2014-Present); formerly, Trustee, certain funds in the Oppenheimer Funds complex (2012-2019); Board Chair (2008-2015) and Director (2004-2018) of United Educators Insurance Company; Independent Director of the

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

54

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
					First American Funds (2003- 2011); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (2006-2009); and Trustee, Chicago City Day School (1994-2005).

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee and Trustee since 2016	Senior Director of Finance, By The Hand Club for Kids (not-for-profit) (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Regional Chief Financial Officer, United Healthcare (2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	246	Treasurer (2018-Present), Finance Committee Member (2015-Present) and Audit Committee Member (2015), Thornapple Evangelical Covenant Church; formerly, Board and Finance Committee Member (2009-2017) and Treasurer (2010-2015, 2017), NorthPointe Christian Schools.

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

55

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee and Trustee since 2016	Managing Partner, RDG Funds LLC (real estate) (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	246	Advisory Board Member, Performance Trust Capital Partners, LLC (2008-Present); Board Director of Beacon Power Services, Corp. (2019-Present).

Joanne Pace—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Formerly, Senior Advisor, SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and CCO, FrontPoint Partners, LLC (alternative investments) (2005-2006); held the following positions at Credit Suisse (investment banking), Managing Director (2003-2005), Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley, Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999).	246	Board Director, Horizon Blue Cross Blue Shield of New Jersey (2012-Present); Advisory Board Director, The Alberleen Group LLC (2012-Present); Governing Council Member (2016-Present) and Chair of Education Committee (2017-Present), Independent Directors Council (IDC); Board Member, 100 Women in Finance (2015-Present); Advisory Council Member of Morgan Stanley Children’s Hospital (2012- Present); formerly, Trustee, certain funds in the Oppenheimer Funds complex (2012-2019);

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

56

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
					Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director, Managed Funds Association (2008-2010); Board Director, (2007-2010) and Investment Committee Chair (2008-2010) Morgan Stanley Foundation.

Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Senior Vice President of Global Finance and Chief Financial Officer of RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider); Senior Audit Manager (1994-1997), PricewaterhouseCoopers LLP.	246	Board Member and Treasurer, Our Daily Bread Ministries Canada (2015-Present); Board and Finance Committee Member, West Michigan Youth For Christ (2010-Present).

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

57

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman and Trustee since 2016	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); formerly, President and Chief Executive Officer, Stone Pillar Investments, Ltd. (advisory services to the financial sector) (2016-2018); Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	246	Director, Penfield Children’s Center (2004-Present); Board Chairman, Gracebridge Alliance, Inc. (2015-Present).

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

58

Trustees and Officers (continued)

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2015	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008-Present), Invesco North American Holdings, Inc.; Executive Vice President (2008-Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC; Director and Secretary (2012-Present), Invesco Services (Bahamas) Private Limited; and Executive Vice President (2014-Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director, Invesco Finance PLC (2011-2019); Director, INVESCO Asset Management (Bermuda) Ltd. (2014-2019); Director and Executive Vice President, Invesco Finance, Inc. (2011-2018); Director (2006-2018) and Executive Vice President (2008-2018), Invesco Group Services, Inc., Invesco Holding Company (US), Inc.; Director, Invesco Holding Company Limited (2007-2019); Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	246	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his or her successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

59

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2016	Chief Executive Officer, Manager and Principal Executive Officer, Invesco Specialized Products, LLC (2018-Present); President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Kelli Gallegos—1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Assistant Treasurer, Invesco Specialized Products, LLC (2018-Present); Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	Vice President, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management, Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, OppenheimerFunds, Inc. (2019-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2012-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

60

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2015	Secretary, Invesco Specialized Products, LLC (2018-Present); Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	Head of Global Exchange Traded Funds Services, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Services, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2016	Manager, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, and Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2011-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC (2013-2019); Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

61

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer, Invesco Specialized Products, LLC (2018-Present); Chief Compliance Officer, Invesco Capital Management LLC (2017-Present); Chief Compliance Officer, Invesco Exchange- Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer, ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/ Chief Financial Officer, Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

62

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	O-ESG-AR-1	invesco.com/ETFs

Item 2.	Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 13(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2019.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has four “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he/she is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4.	Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the series of the Registrant with a fiscal year end of August 31, 2019 (each, a “Fund”) aggregate fees for services rendered to these Funds as shown in the following table. Each Fund is newly organized and was created, respectively, for the purpose of acquiring the assets and liabilities of a corresponding predecessor fund (each, a “Reorganization”). Each Reorganization was consummated after the close of business on May 24, 2019, prior to which each Fund had not yet commenced operations. Accordingly, the information shown in the following table for the fiscal year ended June 30, 2019 has been provided for the periods since each Fund’s commencement of operations. In connection with a change in the fiscal year end of each Fund from June 30 to August 31, the information shown in the following table has been provided for the fiscal period from July 1, 2019 to August 31, 2019. The Audit Committee pre-approved all audit and non-audit services provided to the Funds.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year end August 31, 2019	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year end June 30, 2019
Audit Fees	$31,212	$36,720
Audit-Related Fees	$0	$0
Tax Fees(1)	$39,450	$21,000
All Other Fees	$0	$0
Total Fees	$70,662	$57,720

(1)

Tax Fees for the fiscal year ended August 31, 2019 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences. Tax Fees for the fiscal year ended June 30, 2019 include fees billed for reviewing tax returns, 2018 excise tax returns and excise tax distributions calculations.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), each Fund’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to each Fund (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the periods since each Fund’s commencement of operations for the fiscal year ended June 30, 2019 and July 1, 2019 for the fiscal year ended August 31, 2019 as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year End August 31, 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year End June 30, 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$690,000	$690,000
Tax Fees	$0	$0
All Other Fees	$0	$0
Total Fees	$690,000	$690,000

(1)	Audit-Related Fees for the fiscal years ended August 31, 2019 and June 30, 2019 include fees billed related to reviewing controls at a service organization.

(e)(1) Audit Committee Pre Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to	Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services

Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.

Last Reviewed by Compliance for Accuracy	June 15, 2018

Approved/Adopted Date	June 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1. Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2. Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3. Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Adopted:    June 26, 2009

Amended:    June 15, 2018

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $3,213,000 for the fiscal year ended August 31, 2019 and $3,213,000 for the fiscal year ended June 30, 2019 for non-audit services not required to pre-approved by the Registrant’s Audit Committee. In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $3,942,450 for the fiscal year ended August 31, 2019 and $3,924,000 for the fiscal year ended June 30, 2019.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule#2-01(f)(14) of Regulation S-X, of approximately $34 million and non-audit services of approximately $19 million for the fiscal year ended August 31, 2019. The Audit Committee considered this information in evaluating PwC’s independence.

During the reporting period, PwC advised the Registrant’s Audit Committee of the following matter for consideration under the SEC auditor independence rules. PwC advised the Audit Committee that a PwC Partner held a financial interest indirectly through his spouse’s employee benefit plan, in an investment company that as of May 24, 2019 in connection with the Reorganizations (as defined below) was advised by the Adviser that was inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. The financial interest was disposed of on July 8, 2019. PwC noted that , among other things, that during the time of its audit, the engagement team was not aware of the investment until after it was disposed of, the individual was not in the chain of command of the audit or the audit partners of Invesco or the affiliates of the Registrant, the individual did not provide any audit services to the Registrant or its affiliates and the investment was not material to the net worth of the individual or his respective immediate family members which PwC considered in reaching its conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality has not been adversely affected by this matter as it relates to the audit of the Registrant.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company (“MassMutual”), which was also consummated on May 24, 2019 (the “Acquisition”). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”). Additionally, PwC provided certain non-audit services, including expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances, including the mitigating factors described below, and after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

•	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

•	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;

•

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

•

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

•

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

•

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

•	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

•

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

•	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5.	Audit Committee of Listed Registrants.

(a)

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.

(b)	Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper
Name: Daniel E. Draper
Title: President

Date: October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper
Name: Daniel E. Draper
Title: President

Date: October 25, 2019

By:	/s/ Kelli Gallegos
Name: Kelli Gallegos
Title: Treasurer

Date: October 25, 2019